AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 7, 2000

                                                   REGISTRATION NO. 33-333-22241
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549
                     -------------------------------------

                         POST-EFFECTIVE AMENDMENT NO. 3
                                       TO
                                    FORM S-6

                     -------------------------------------

                   FOR REGISTRATION UNDER THE SECURITIES ACT
                    OF 1933 OF SECURITIES OF UNIT INVESTMENT
                        TRUSTS REGISTERED ON FORM N-8B-2

                     -------------------------------------

A. EXACT NAME OF TRUST:

                        MUNICIPAL INVESTMENT TRUST FUND
                             MULTISTATE SERIES--309
                              DEFINED ASSET FUNDS

B. NAMES OF DEPOSITORS:

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                           SALOMON SMITH BARNEY INC.
                       PRUDENTIAL SECURITIES INCORPORATED
                            PAINEWEBBER INCORPORATED
                           DEAN WITTER REYNOLDS INC.

C. COMPLETE ADDRESSES OF DEPOSITORS' PRINCIPAL EXECUTIVE OFFICES:

 MERRILL LYNCH, PIERCE,
     FENNER & SMITH
      INCORPORATED
   DEFINED ASSET FUNDS
  POST OFFICE BOX 9051
PRINCETON, NJ 08543-9051                              SALOMON SMITH BARNEY INC.
                                                            388 GREENWICH
                                                         STREET--23RD FLOOR
                                                         NEW YORK, NY 10013

      PRUDENTIAL SECURITIES      PAINEWEBBER INCORPORATED     DEAN WITTER REYNOLDS INC.
          INCORPORATED              1285 AVENUE OF THE             TWO WORLD TRADE
       ONE NEW YORK PLAZA                AMERICAS                CENTER--59TH FLOOR
       NEW YORK, NY 10292           NEW YORK, NY 10019           NEW YORK, NY 10048

D. NAMES AND COMPLETE ADDRESSES OF AGENTS FOR SERVICE:

  TERESA KONCICK, ESQ.         ROBERT E. HOLLEY           MICHAEL KOCHMANN
      P.O. BOX 9051            1200 HARBOR BLVD.          388 GREENWICH ST.
PRINCETON, NJ 08543-9051      WEEHAWKEN, NJ 07087        NEW YORK, NY 10013

   LEE B. SPENCER, JR.            COPIES TO:             DOUGLAS LOWE, ESQ.
   ONE NEW YORK PLAZA       PIERRE DE SAINT PHALLE,   DEAN WITTER REYNOLDS INC.
   NEW YORK, NY 10292                ESQ.                  TWO WORLD TRADE
                             450 LEXINGTON AVENUE        CENTER--59TH FLOOR
                              NEW YORK, NY 10017         NEW YORK, NY 10048

The issuer has registered an indefinite number of Units under the Securities Act of 1933 pursuant to Rule 24f-2 and filed the Rule 24f-2 Notice for the most recent fiscal year on March 13, 2000.

Check box if it is proposed that this filing will become effective on June 16, 2000 pursuant to paragraph (b) of Rule 485. /X/

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             DEFINED ASSET FUNDS--REGISTERED TRADEMARK--
                             ------------------------------
                             ----------------------

                           MUNICIPAL INVESTMENT TRUST FUND
                           MULTISTATE SERIES--309
                           (A UNIT INVESTMENT TRUST)
                           - CALIFORNIA, CONNECTICUT, FLORIDA, NEW JERSEY AND NEW YORK PORTFOLIOS
                           -  PORTFOLIOS OF LONG-TERM MUNICIPAL BONDS
                           -  DESIGNED TO BE FREE OF REGULAR FEDERAL INCOME TAX
                           -  EXEMPT FROM SOME STATE TAXES
                           -  MONTHLY DISTRIBUTIONS

SPONSORS:
MERRILL LYNCH,
PIERCE, FENNER & SMITH
INCORPORATED               -----------------------------------------------------
SALOMON SMITH BARNEY INC.  The Securities and Exchange Commission has not
PRUDENTIAL SECURITIES      approved or disapproved these Securities or passed
INC.                       upon the adequacy of this prospectus. Any
PAINEWEBBER INCORPORATED   representation to the contrary is a criminal offense.
DEAN WITTER REYNOLDS INC.  Prospectus dated June 16, 2000.

--------------------------------------------------------------------------------

Defined Asset Funds--Registered Trademark--
Defined Asset Funds-Registered Trademark- is America's oldest and largest family of unit investment trusts, with over $160 billion sponsored over the last 28 years. Defined Asset Funds has been a leader in unit investment trust research and product innovation. Our family of Funds helps investors work toward their financial goals with a full range of quality investments, including municipal, corporate and government bond portfolios, as well as domestic and international equity portfolios.

Defined Asset Funds offer a number of advantages:
  - A Disciplined strategy of buying and holding with a long-term view is the cornerstone of Defined Asset Funds.
  - Fixed portfolio: Defined Funds follow a buy and hold investment strategy; funds are not managed and portfolio changes are limited.
  - Defined Portfolios: We choose the stocks and bonds in advance, so you know what you're investing in.
  - Professional research: Our dedicated research team seeks out stocks or bonds appropriate for a particular fund's objectives.
  - Ongoing supervision: We monitor each portfolio on an ongoing basis.
No matter what your investment goals, tolerance for risk or time horizon, there's probably a Defined Asset Fund that suits your investment style. Your financial professional can help you select a Defined Asset Fund that works best for your investment portfolio.

THE FINANCIAL INFORMATION IN THIS PROSPECTUS IS AS OF MARCH 31, 2000, THE EVALUATION DATE.

CONTENTS
                                       PAGE
                                       ---
California Insured Portfolio--
  Risk/Return Summary................    3
Connecticut Portfolio--
  Risk/Return Summary................    6
Florida Insured
  Portfolio--Risk/Return Summary.....    9
New Jersey Insured Portfolio--
  Risk/Return Summary................   12
New York Portfolio--
  Risk/Return Summary................   15
What You Can Expect From Your
  Investment.........................   20
  Monthly Income.....................   20
  Return Figures.....................   20
  Records and Reports................   20
The Risks You Face...................   20
  Interest Rate Risk.................   20
  Call Risk..........................   21
  Reduced Diversification Risk.......   21
  Liquidity Risk.....................   21
  Concentration Risk.................   21
  State Concentration Risk...........   22
  Bond Quality Risk..................   25
  Insurance Related Risk.............   25
  Litigation and Legislation Risks...   25
Selling or Exchanging Units..........   25
  Sponsors' Secondary Market.........   25
  Selling Units to the Trustee.......   25
  Exchange Option....................   26
How The Fund Works...................   27
  Pricing............................   27
  Evaluations........................   27
  Income.............................   27
  Expenses...........................   27
  Portfolio Changes..................   28
  Fund Termination...................   28
  Certificates.......................   28
  Trust Indenture....................   29
  Legal Opinion......................   29
  Auditors...........................   30
  Sponsors...........................   30
  Trustee............................   30
  Underwriters' and Sponsors'
    Profits..........................   30
  Public Distribution................   30
  Code of Ethics.....................   31
  Year 2000 Issues...................   31
Taxes................................   31
Supplemental Information.............   34
Financial Statements.................  D-1

--------------------------------------------------------------------------------

CALIFORNIA INSURED PORTFOLIO--RISK/RETURN SUMMARY

 1.  WHAT IS THE FUND'S OBJECTIVE?
     The Fund seeks interest income that is
     exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of insured, long term municipal revenue bonds.

 2.  WHAT ARE MUNICIPAL REVENUE BONDS?
     Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities.
     Generally, payments on these bonds
     depend solely on the revenues generated
     by the projects, excise taxes or state
     appropriations, and are not backed by
     the government's taxing power.

 3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?

  -  The Fund plans to hold to maturity 8
     long-term tax-exempt municipal bonds
     with an aggregate face amount of
     $4,315,000.
  -  The Fund is a unit investment trust
     which means that, unlike a mutual fund,
     the Portfolio is not managed.
  -  The bonds are rated AAA or Aaa by
     Standard & Poor's, Moody's or Fitch.
  -  Many of the bonds can be called at a
     premium declining over time to par
     value. Some bonds may be called earlier
     at par for extraordinary reasons.
  -  100% of the bonds are insured by
     insurance companies that guarantee
     timely payments of principal and
     interest on the bonds (but not Fund
     units or the market value of the bonds
     before they mature).

     The Portfolio consists of municipal
     bonds of the following types:

 / / General Obligation                          15%
 / / Hospitals/Health Care                       15%
 / / Lease Rental                                24%
 / / Municipal Water/Sewer Utilities             17%
 / / Refunded Bonds                              9%
 / / Municipal Electric Utilities                3%
 / / Universities/Colleges                       17%

 4.  WHAT ARE THE SIGNIFICANT RISKS?

     YOU CAN LOSE MONEY BY INVESTING IN THE
     FUND. THIS CAN HAPPEN FOR VARIOUS
     REASONS, INCLUDING:

  -  Rising interest rates, an issuer's
     worsening financial condition or a drop
     in bond ratings can reduce the price of
     your units.

  -  Assuming no changes in interest rates,
     when you sell your units, they will
     generally be worth less than your cost
     because your cost included a sales fee.

  -  The Fund will receive early returns of
     principal if bonds are called or sold
     before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

     ALSO, THE PORTFOLIO IS CONCENTRATED IN
     BONDS OF CALIFORNIA SO IT IS LESS
     DIVERSIFIED THAN A NATIONAL FUND AND IS
     SUBJECT TO RISKS PARTICULAR TO CALIFORNIA
     WHICH ARE BRIEFLY DESCRIBED UNDER STATE
     CONCENTRATION RISKS LATER IN THIS
     PROSPECTUS.

 5.  IS THIS FUND APPROPRIATE FOR YOU?

     Yes, if you want federally tax-free
     income. You will benefit from a
     professionally selected and supervised
     portfolio whose risk is reduced by
     investing in insured bonds of several
     different issuers.
     The Fund is NOT appropriate for you if
     you want a speculative investment that
     changes to take advantage of market
     movements, if you do not want a
     tax-advantaged investment or if you
     cannot tolerate any risk.

     DEFINING YOUR INCOME

     WHAT YOU MAY EXPECT (Payable on the 25th day
     of the month to holders of record on the 10th
     day of the month):
     Regular Monthly Income per unit                 $ 4.45
     Annual Income per unit:                         $53.47
     THESE FIGURES ARE ESTIMATES DETERMINED ON THE
     EVALUATION DAY; ACTUAL PAYMENTS MAY VARY.

 6.  WHAT ARE THE FUND'S FEES AND EXPENSES?

     This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.

     INVESTOR FEES

     Maximum Sales Fee (Load) on new
     purchases (as a percentage of
     $1,000 invested)                            2.90%

     Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit.

     The maximum sales fee is reduced if you invest at least $100,000, as follows:

                               YOUR MAXIMUM
                                SALES FEE
          IF YOU INVEST:         WILL BE:
          --------------       ------------
     Less than $100,000            2.90%
     $100,000 to $249,999          2.65%
     $250,000 to $499,999          2.40%
     $500,000 to $999,999          2.15%
     $1,000,000 and over           1.90%

     Maximum Exchange Fee          1.90%

     ESTIMATED ANNUAL FUND OPERATING EXPENSES

                                                    AMOUNT
                                                   PER UNIT
                                                   --------
                                                    $0.70
     Trustee's Fee
                                                    $0.55
     Portfolio Supervision,
     Bookkeeping and
     Administrative Fees
     (including updating
     expenses)
                                                    $0.29
     Evaluator's Fee
                                                    $0.20
     Organization Costs
                                                    $0.41
     Other Operating Expenses
                                                    -----
                                                    $2.15
     TOTAL

     The Sponsors historically paid organization costs and updating expenses.

 7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?

     IN THE FOLLOWING CHART WE SHOW PAST PERFORMANCE
     OF PRIOR CALIFORNIA PORTFOLIOS, WHICH HAD
     INVESTMENT OBJECTIVES, STRATEGIES AND TYPES OF
     BONDS SUBSTANTIALLY SIMILAR TO THIS FUND. THESE
     PRIOR SERIES DIFFERED IN THAT THEY CHARGED A
     HIGHER SALES FEE. These prior California Series were offered after 1987 and were outstanding on March 31, 2000. OF COURSE, PAST PERFORMANCE OF
     PRIOR SERIES IS NO GUARANTEE OF FUTURE RESULTS
     OF THIS FUND.

     AVERAGE ANNUAL COMPOUND TOTAL RETURNS
     FOR PRIOR SERIES
     REFLECTING ALL EXPENSES. FOR PERIODS ENDED
     3/31/00.

 -------------------------------------------------------------------

 High                    4.25%     5.45%     5.72%     4.66%     6.64%     6.31%
 Average                 -1.28      4.42      5.52      0.59      5.47      6.11
 Low                     -4.59      2.52      5.32     -1.89      3.28      5.91

 -----------------------------------------------------------

 Average
 Sales fee               1.93%     5.23%     5.83%

 -----------------------------------------------------------

 NOTE: ALL RETURNS REPRESENT CHANGES IN UNIT PRICE WITH DISTRIBUTIONS REINVESTED INTO THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM.

 8.  IS THE FUND MANAGED?

     Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

 9.  HOW DO I BUY UNITS?

     The minimum investment is one unit.

     You can buy units from any of the
     Sponsors and other broker-dealers. The
     Sponsors are listed later in this
     prospectus. Some banks may offer units
     for sale through special arrangements
     with the Sponsors, although certain
     legal restrictions may apply.

     UNIT PRICE PER UNIT           $1,024.77
     (as of March 31, 2000)

     Unit price is based on the net asset
     value of the Fund plus the sales fee.
     An amount equal to any principal cash,
     as well as net accrued but
     undistributed interest on the unit, is
     added to the unit price. An independent
     evaluator prices the bonds at 3:30 p.m.
     Eastern time every business day. Unit
     price changes every day with changes in
     the prices of the bonds in the Fund.

10.  HOW DO I SELL UNITS?

     You may sell your units at any time to
     any Sponsor or the Trustee for the net
     asset value determined at the close of
     business on the date of sale. You will
     not pay any other fee when you sell
     your units.

11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?

     The Fund pays income monthly.

     In the opinion of bond counsel when
     each bond was issued, interest on the
     bonds in this Fund is generally 100%
     exempt from regular federal income tax.
     Your income may also be exempt from
     some California state and local
     personal income taxes if you live in
     California.
     You will also receive principal
     payments if bonds are sold or called or
     mature, when the cash available is more
     than $5.00 per unit. You will be
     subject to tax on any gain realized by
     the Fund on the disposition of bonds.

12.  WHAT OTHER SERVICES ARE AVAILABLE?

     REINVESTMENT
     You will receive your income in cash
     unless you choose to compound your
     income by reinvesting at no sales fee
     in the Municipal Fund Investment
     Accumulation Program, Inc. This program
     is an open-end mutual fund with a
     comparable investment objective, but
     the bonds will generally not be
     insured. Income from this program will
     generally be subject to state and local
     income taxes. FOR MORE COMPLETE
     INFORMATION ABOUT THE PROGRAM,
     INCLUDING CHARGES AND FEES, ASK THE
     TRUSTEE FOR THE PROGRAM'S PROSPECTUS.
     READ IT CAREFULLY BEFORE YOU INVEST.
     THE TRUSTEE MUST RECEIVE YOUR WRITTEN
     ELECTION TO REINVEST AT LEAST 10 DAYS
     BEFORE THE RECORD DAY OF AN INCOME
     PAYMENT.

     EXCHANGE PRIVILEGES
     You may exchange units of this Fund for
     units of certain other Defined Asset
     Funds. You may also exchange into this
     Fund from certain other funds. We
     charge a reduced sales fee on
     exchanges.

--------------------------------------------------------------------------------

CONNECTICUT PORTFOLIO--RISK/RETURN SUMMARY

 1.  WHAT IS THE FUND'S OBJECTIVE?
     The Fund seeks interest income that is
     exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of long term municipal revenue bonds.

 2.  WHAT ARE MUNICIPAL REVENUE BONDS?
     Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities.
     Generally, payments on these bonds
     depend solely on the revenues generated
     by the projects, excise taxes or state
     appropriations, and are not backed by
     the government's taxing power.

 3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?

  -  The Fund plans to hold to maturity 8
     long-term tax-exempt municipal bonds
     with an aggregate face amount of
     $2,540,000.
  -  The Fund is a unit investment trust
     which means that, unlike a mutual fund,
     the Portfolio is not managed.
  -  When the bonds were initially deposited
     they were rated A or better by Standard
     & Poor's, Moody's or Fitch. THE QUALITY
     OF THE BONDS MAY CURRENTLY BE LOWER.
  -  Many of the bonds can be called at a
     premium declining over time to par
     value. Some bonds may be called earlier
     at par for extraordinary reasons.
  -  71% of the bonds are insured by
     insurance companies that guarantee
     timely payments of principal and
     interest on the bonds (but not Fund
     units or the market value of the bonds
     before they mature).

     The Portfolio consists of municipal
     bonds of the following types:

                                 APPROXIMATE
                                  PORTFOLIO
                                 PERCENTAGE
 / / Airports/Ports/Highways         10%
 / / General Obligation              1%
 / / Hospitals/Health Care           18%
 / / Housing                         18%
 / / Independent Schools             18%
 / / Industrial Development
     Revenue                         8%
 / / Universities/Colleges           27%

 4.  WHAT ARE THE SIGNIFICANT RISKS?

     YOU CAN LOSE MONEY BY INVESTING IN THE FUND.
     THIS CAN HAPPEN FOR VARIOUS REASONS,
     INCLUDING:

  - Rising interest rates, an issuer's worsening financial condition or a drop in bond ratings can reduce the price of your units.

  -  Because the Fund is concentrated in
     hospital/health care bonds, adverse
     developments in this sector may affect the value of your units.

  - Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost because your cost included a sales fee.

  -  The Fund will receive early returns of
     principal if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

     ALSO, THE PORTFOLIO IS CONCENTRATED IN BONDS
     OF CONNECTICUT SO IT IS LESS DIVERSIFIED
     THAN A NATIONAL FUND AND IS SUBJECT TO RISKS
     PARTICULAR TO CONNECTICUT WHICH ARE BRIEFLY
     DESCRIBED UNDER STATE CONCENTRATION RISKS
     LATER IN THIS PROSPECTUS.

 5.  IS THIS FUND APPROPRIATE FOR YOU?

     Yes, if you want federally tax-free income.
     You will benefit from a professionally
     selected and supervised portfolio whose risk is reduced by investing in bonds of several different issuers.
     The Fund is NOT appropriate for you if you want a speculative investment that changes to take advantage of market movements, if you do not want a tax-advantaged investment or if you cannot tolerate any risk.

     DEFINING YOUR INCOME

     WHAT YOU MAY EXPECT (Payable on
     the 25th day of the month to
     holders of record on the 10th
     day of the month):
     Regular Monthly Income per unit   $ 4.45
     Annual Income per unit:           $53.40
     THESE FIGURES ARE ESTIMATES DETERMINED ON
     THE EVALUATION DAY; ACTUAL PAYMENTS MAY
     VARY.

 6.  WHAT ARE THE FUND'S FEES AND EXPENSES?

     This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.

     INVESTOR FEES

     Maximum Sales Fee (Load) on new
     purchases (as a percentage of
     $1,000 invested)                            2.90%

     Employees of some of the Sponsors and their affiliates may be charged a reduced sales fee of no less than $5.00 per unit.

     The maximum sales fee is reduced if you invest at least $100,000, as follows:

                               YOUR MAXIMUM
                                SALES FEE
          IF YOU INVEST:         WILL BE:
          --------------       ------------
     Less than $100,000            2.90%
     $100,000 to $249,999          2.65%
     $250,000 to $499,999          2.40%
     $500,000 to $999,999          2.15%
     $1,000,000 and over           1.90%

     Maximum Exchange Fee          1.90%

     ESTIMATED ANNUAL FUND OPERATING EXPENSES

                                                    AMOUNT
                                                   PER UNIT
                                                   --------
                                                    $0.70
     Trustee's Fee
                                                    $0.55
     Portfolio Supervision,
     Bookkeeping and
     Administrative Fees
     (including updating
     expenses)
                                                    $0.48
     Evaluator's Fee
                                                    $0.20
     Organization Costs
                                                    $0.70
     Other Operating Expenses
                                                    -----
                                                    $2.63
     TOTAL

     The Sponsors historically paid organization costs and updating expenses.

 7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?

     IN THE FOLLOWING CHART WE SHOW PAST PERFORMANCE
     OF PRIOR CONNECTICUT PORTFOLIOS, WHICH HAD
     INVESTMENT OBJECTIVES, STRATEGIES AND TYPES OF
     BONDS SUBSTANTIALLY SIMILAR TO THIS FUND. THESE
     PRIOR SERIES DIFFERED IN THAT THEY CHARGED A
     HIGHER SALES FEE. These prior Connecticut
     Series were offered after 1987 and were
     outstanding on March 31, 2000. OF COURSE, PAST
     PERFORMANCE OF PRIOR SERIES IS NO GUARANTEE OF
     FUTURE RESULTS OF THIS FUND.

     AVERAGE ANNUAL COMPOUND TOTAL RETURNS
     FOR PRIOR SERIES
     REFLECTING ALL EXPENSES. FOR PERIODS ENDED
     3/31/00.

                           WITH SALES FEE         NO SALES FEE
                         1 YEAR     5 YEARS    1 YEAR     5 YEARS
 -----------------------------------------------------------------
 High                     1.16%      5.18%      2.64%      6.36%
 Average                  -0.89      4.01       0.97       5.00
 Low                      -5.00      2.89       -2.22      3.86


     managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

 9.  HOW DO I BUY UNITS?

     The minimum investment is one unit.

     You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.

     UNIT PRICE PER UNIT                 $1,005.52
     (as of March 31, 2000)

     Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.

10.  HOW DO I SELL UNITS?

     You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale. You will not pay any other fee when you sell your units.

11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?

     The Fund pays income monthly.

     In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some
     Connecticut state and local personal income taxes if you live in Connecticut.
     You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.

12.  WHAT OTHER SERVICES ARE AVAILABLE?

     REINVESTMENT
     You will receive your income in cash unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment
     Accumulation Program, Inc. This program is an open-end mutual fund with a comparable investment objective, but the bonds generally will not be insured. Income from this program will generally be subject to state and local income taxes. FOR
     MORE COMPLETE INFORMATION ABOUT THE PROGRAM,
     INCLUDING CHARGES AND FEES, ASK THE TRUSTEE FOR
     THE PROGRAM'S PROSPECTUS. READ IT CAREFULLY
     BEFORE YOU INVEST. THE TRUSTEE MUST RECEIVE YOUR
     WRITTEN ELECTION TO REINVEST AT LEAST 10 DAYS
     BEFORE THE RECORD DAY OF AN INCOME PAYMENT.

     EXCHANGE PRIVILEGES
     You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds.
     We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------

FLORIDA INSURED PORTFOLIO--RISK/RETURN SUMMARY

 1.  WHAT IS THE FUND'S OBJECTIVE?
     The Fund seeks interest income that is
     exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of insured, long term municipal revenue bonds.

 2.  WHAT ARE MUNICIPAL REVENUE BONDS?
     Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities.
     Generally, payments on these bonds
     depend solely on the revenues generated
     by the projects, excise taxes or state
     appropriations, and are not backed by
     the government's taxing power.

 3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?

  -  The Fund plans to hold to maturity 8
     long-term tax-exempt municipal bonds
     with an aggregate face amount of
     $2,925,000.
  -  The Fund is a unit investment trust
     which means that, unlike a mutual fund,
     the Portfolio is not managed.
  -  The bonds are rated AAA or Aaa by
     Standard & Poor's, Moody's or Fitch.
  -  Many of the bonds can be called at a
     premium declining over time to par
     value. Some bonds may be called earlier
     at par for extraordinary reasons.
  -  100% of the bonds are insured by
     insurance companies that guarantee
     timely payments of principal and
     interest on the bonds (but not Fund
     units or the market value of the bonds
     before they mature).

     The Portfolio consists of municipal
     bonds of the following types:

 / / General Obligation                          2%
 / / Hospitals/Health Care                       31%
 / / Refunded Bonds                              24%
 / / Solid Waste Disposal                        14%
 / / Special Tax                                 17%
 / / Universities/Colleges                       12%

 4.  WHAT ARE THE SIGNIFICANT RISKS?

     YOU CAN LOSE MONEY BY INVESTING IN THE
     FUND. THIS CAN HAPPEN FOR VARIOUS
     REASONS, INCLUDING:

  -  Rising interest rates, an issuer's
     worsening financial condition or a drop
     in bond ratings can reduce the price of
     your units.

  -  Because the Fund is concentrated in
     hospital/health care bonds, adverse
     developments in this sector may affect
     the value of your units.

  -  Assuming no changes in interest rates,
     when you sell your units, they will
     generally be worth less than your cost
     because your cost included a sales fee.

  -  The Fund will receive early returns of
     principal if bonds are called or sold
     before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

     ALSO, THE PORTFOLIO IS CONCENTRATED IN
     BONDS OF FLORIDA SO IT IS LESS
     DIVERSIFIED THAN A NATIONAL FUND AND IS
     SUBJECT TO RISKS PARTICULAR TO FLORIDA
     WHICH ARE BRIEFLY DESCRIBED UNDER STATE
     CONCENTRATION RISKS LATER IN THIS
     PROSPECTUS.

 5.  IS THIS FUND APPROPRIATE FOR YOU?

     Yes, if you want federally tax-free
     income. You will benefit from a
     professionally selected and supervised
     portfolio whose risk is reduced by
     investing in insured bonds of several
     different issuers.
     The Fund is NOT appropriate for you if
     you want a speculative investment that
     changes to take advantage of market
     movements, if you do not want a
     tax-advantaged investment or if you
     cannot tolerate any risk.

     DEFINING YOUR INCOME

     WHAT YOU MAY EXPECT (Payable on
     the 25th day of the month to
     holders of record on the 10th
     day of the month):
     Regular Monthly Income per unit   $ 4.34
     Annual Income per unit:           $52.18
     THESE FIGURES ARE ESTIMATES DETERMINED ON
     THE EVALUATION DAY; ACTUAL PAYMENTS MAY
     VARY.

 6.  WHAT ARE THE FUND'S FEES AND EXPENSES?

     This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.

     INVESTOR FEES

     Maximum Sales Fee (Load) on new
     purchases (as a percentage of
     $1,000 invested)                            2.90%

     Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit.

     The maximum sales fee is reduced if you invest at least $100,000, as follows:

                               YOUR MAXIMUM
                                SALES FEE
          IF YOU INVEST:         WILL BE:
          --------------       ------------
     Less than $100,000            2.90%
     $100,000 to $249,999          2.65%
     $250,000 to $499,999          2.40%
     $500,000 to $999,999          2.15%
     $1,000,000 and over           1.90%

     Maximum Exchange Fee          1.90%

     ESTIMATED ANNUAL FUND OPERATING EXPENSES

                                                    AMOUNT
                                                   PER UNIT
                                                   --------
                                                    $0.73
     Trustee's Fee
                                                    $0.56
     Portfolio Supervision,
     Bookkeeping and
     Administrative Fees
     (including updating
     expenses)
                                                    $0.41
     Evaluator's Fee
                                                    $0.20
     Organization Costs
                                                    $0.56
     Other Operating Expenses
                                                    -----
                                                    $2.46
     TOTAL

     The Sponsors historically paid organization costs and updating expenses.

 7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?

     IN THE FOLLOWING CHART WE SHOW PAST PERFORMANCE
     OF PRIOR FLORIDA PORTFOLIOS, WHICH HAD
     INVESTMENT OBJECTIVES, STRATEGIES AND TYPES OF
     BONDS SUBSTANTIALLY SIMILAR TO THIS FUND. THESE
     PRIOR SERIES DIFFERED IN THAT THEY CHARGED A
     HIGHER SALES FEE. These prior Florida Series were offered between after 1987 and were outstanding on March 31, 2000. OF COURSE, PAST
     PERFORMANCE OF PRIOR SERIES IS NO GUARANTEE OF
     FUTURE RESULTS OF THIS FUND.

     AVERAGE ANNUAL COMPOUND TOTAL RETURNS
     FOR PRIOR SERIES
     REFLECTING ALL EXPENSES. FOR PERIODS ENDED
     3/31/00.

 -------------------------------------------------------------------

 High                    4.50%     5.10%     6.05%     4.62%     6.27%     6.54%
 Average                 -1.38      4.41      5.67      0.54      5.48      6.24
 Low                     -8.28      2.71      5.28     -5.50      3.57      5.87

 -----------------------------------------------------------

 Average
 Sales fee               1.99%     5.34%     5.60%

 -----------------------------------------------------------

 NOTE: ALL RETURNS REPRESENT CHANGES IN UNIT PRICE WITH DISTRIBUTIONS REINVESTED INTO THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM.

 8.  IS THE FUND MANAGED?

     Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes.
     Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund.
     The Fund may sell a bond if certain adverse credit or other conditions exist.

 9.  HOW DO I BUY UNITS?

     The minimum investment is one unit.

     You can buy units from any of the
     Sponsors and other broker-dealers. The
     Sponsors are listed later in this
     prospectus. Some banks may offer units
     for sale through special arrangements
     with the Sponsors, although certain legal restrictions may apply.

     UNIT PRICE PER UNIT             $1,037.36
     (as of March 31, 2000)

     Unit price is based on the net asset
     value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.

10.  HOW DO I SELL UNITS?

     You may sell your units at any time to
     any Sponsor or the Trustee for the net
     asset value determined at the close of
     business on the date of sale. You will
     not pay any other fee when you sell your units.

11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?

     The Fund pays income monthly.

     In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some Florida state and local taxes if you live in Florida.
     You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.

12.  WHAT OTHER SERVICES ARE AVAILABLE?

     REINVESTMENT
     You will receive your income in cash
     unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation
     Program, Inc. This program is an open-end mutual fund with a comparable investment objective, but the bonds generally will not be insured. Income from this program will generally be subject to state and local income taxes. FOR MORE COMPLETE
     INFORMATION ABOUT THE PROGRAM, INCLUDING
     CHARGES AND FEES, ASK THE TRUSTEE FOR THE
     PROGRAM'S PROSPECTUS. READ IT CAREFULLY
     BEFORE YOU INVEST. THE TRUSTEE MUST
     RECEIVE YOUR WRITTEN ELECTION TO REINVEST
     AT LEAST 10 DAYS BEFORE THE RECORD DAY OF
     AN INCOME PAYMENT.

     EXCHANGE PRIVILEGES
     You may exchange units of this Fund for
     units of certain other Defined Asset
     Funds. You may also exchange into this
     Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------

NEW JERSEY INSURED PORTFOLIO--RISK/RETURN SUMMARY

 1.  WHAT IS THE FUND'S OBJECTIVE?
     The Fund seeks interest income that is
     exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of insured, long term municipal revenue bonds.

 2.  WHAT ARE MUNICIPAL REVENUE BONDS?
     Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities.
     Generally, payments on these bonds
     depend solely on the revenues generated
     by the projects, excise taxes or state
     appropriations, and are not backed by
     the government's taxing power.

 3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?

  -  The Fund plans to hold to maturity 7
     long-term tax-exempt municipal bonds
     with an aggregate face amount of
     $2,060,000.
  -  The Fund is a unit investment trust
     which means that, unlike a mutual fund,
     the Portfolio is not managed.
  -  The bonds are rated AAA or Aaa by
     Standard & Poor's, Moody's or Fitch.
  -  Many of the bonds can be called at a
     premium declining over time to par
     value. Some bonds may be called earlier
     at par for extraordinary reasons.
  -  100% of the bonds are insured by
     insurance companies that guarantee
     timely payments of principal and
     interest on the bonds (but not Fund
     units or the market value of the bonds
     before they mature).

     The Portfolio consists of municipal
     bonds of the following types:

 / / Airports/Ports/Highways                     12%
 / / General Obligation                          24%
 / / Hospitals/Health Care                       37%
 / / Lease Rental                                2%
 / / Municipal Water/Sewer Utilities             8%
 / / Refunded Bonds                              17%

 4.  WHAT ARE THE SIGNIFICANT RISKS?

     YOU CAN LOSE MONEY BY INVESTING IN THE FUND.
     THIS CAN HAPPEN FOR VARIOUS REASONS,
     INCLUDING:

  - Rising interest rates, an issuer's worsening financial condition or a drop in bond ratings can reduce the price of your units.

  -  Because the Fund is concentrated in
     hospital/health care bonds, adverse
     developments in this sector may affect the value of your units.

  - Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost because your cost included a sales fee.

  -  The Fund will receive early returns of
     principal if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

     ALSO, THE PORTFOLIO IS CONCENTRATED IN BONDS
     OF NEW JERSEY SO IT IS LESS DIVERSIFIED THAN
     A NATIONAL FUND AND IS SUBJECT TO RISKS
     PARTICULAR TO NEW JERSEY WHICH ARE BRIEFLY
     DESCRIBED UNDER STATE CONCENTRATION RISKS
     LATER IN THIS PROSPECTUS.

 5.  IS THIS FUND APPROPRIATE FOR YOU?

     Yes, if you want federally tax-free
     income. You will benefit from a
     professionally selected and supervised
     portfolio whose risk is reduced by
     investing in insured bonds of several
     different issuers.
     The Fund is NOT appropriate for you if
     you want a speculative investment that
     changes to take advantage of market
     movements, if you do not want a
     tax-advantaged investment or if you
     cannot tolerate any risk.

     DEFINING YOUR INCOME

     WHAT YOU MAY EXPECT (Payable on
     the 25th day of the month to
     holders of record on the 10th
     day of the month):
     Regular Monthly Income per unit   $ 4.38
     Annual Income per unit:           $52.59
     THESE FIGURES ARE ESTIMATES DETERMINED ON
     THE EVALUATION DAY; ACTUAL PAYMENTS MAY
     VARY.

 6.  WHAT ARE THE FUND'S FEES AND EXPENSES?

     This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.

     INVESTOR FEES

     Maximum Sales Fee (Load) on new
     purchases (as a percentage of
     $1,000 invested)                            2.90%

     Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit.

     The maximum sales fee is reduced if you invest at least $100,000, as follows:

                                   YOUR
                                 MAXIMUM
                                SALES FEE
          IF YOU INVEST:         WILL BE:
          --------------        ---------
     Less than $100,000            2.90%
     $100,000 to $249,999          2.65%
     $250,000 to $499,999          2.40%
     $500,000 to $999,999          2.15%
     $1,000,000 and over           1.90%

     Maximum Exchange Fee          1.90%

     ESTIMATED ANNUAL FUND OPERATING EXPENSES

                                                    AMOUNT
                                                   PER UNIT
                                                   --------
                                                    $0.96
     Trustee's Fee
                                                    $0.55
     Portfolio Supervision,
     Bookkeeping and
     Administrative Fees
     (including updating
     expenses)
                                                    $0.57
     Evaluator's Fee
                                                    $0.20
     Organization Costs
                                                    $0.89
     Other Operating Expenses
                                                    -----
                                                    $2.90
     TOTAL

     The Sponsors historically paid organization costs and updating expenses.

 7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?

     IN THE FOLLOWING CHART WE SHOW PAST PERFORMANCE
     OF PRIOR NEW JERSEY PORTFOLIOS, WHICH HAD
     INVESTMENT OBJECTIVES, STRATEGIES AND TYPES OF
     BONDS SUBSTANTIALLY SIMILAR TO THIS FUND. THESE
     PRIOR SERIES DIFFERED IN THAT THEY CHARGED A
     HIGHER SALES FEE. These prior New Jersey Series were offered after 1987 and were outstanding on March 31, 2000. OF COURSE, PAST PERFORMANCE OF
     PRIOR SERIES IS NO GUARANTEE OF FUTURE RESULTS
     OF THIS FUND.

     AVERAGE ANNUAL COMPOUND TOTAL RETURNS
     FOR PRIOR SERIES
     REFLECTING ALL EXPENSES. FOR PERIODS ENDED
     3/31/00.

                           WITH SALES FEE         NO SALES FEE
                         1 YEAR     5 YEARS    1 YEAR     5 YEARS
 -----------------------------------------------------------------
 High                     3.00%      5.11%      4.09%      6.28%
 Average                  -1.29      4.31       0.58       5.40
 Low                      -5.59      2.67       -2.87      3.45


     managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

 9.  HOW DO I BUY UNITS?

     The minimum investment is one unit.

     You can buy units from any of the
     Sponsors and other broker-dealers. The
     Sponsors are listed later in this
     prospectus. Some banks may offer units
     for sale through special arrangements
     with the Sponsors, although certain
     legal restrictions may apply.

     UNIT PRICE PER UNIT            $1,013.71
     (as of March 31, 2000)

     Unit price is based on the net asset
     value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.

10.  HOW DO I SELL UNITS?

     You may sell your units at any time to
     any Sponsor or the Trustee for the net
     asset value determined at the close of
     business on the date of sale. You will
     not pay any other fee when you sell your units.

11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?

     The Fund pays income monthly.

     In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some New
     Jersey state and local personal income
     taxes if you live in New Jersey.
     You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.

12.  WHAT OTHER SERVICES ARE AVAILABLE?

     REINVESTMENT
     You will receive your income in cash
     unless you choose to compound your
     income by reinvesting at no sales fee in the Municipal Fund Investment
     Accumulation Program, Inc. This program
     is an open-end mutual fund with a
     comparable investment objective, but the bonds will generally not be insured.
     Income from this program will generally
     be subject to state and local income
     taxes. FOR MORE COMPLETE INFORMATION
     ABOUT THE PROGRAM, INCLUDING CHARGES AND
     FEES, ASK THE TRUSTEE FOR THE PROGRAM'S
     PROSPECTUS. READ IT CAREFULLY BEFORE YOU
     INVEST. THE TRUSTEE MUST RECEIVE YOUR
     WRITTEN ELECTION TO REINVEST AT LEAST 10
     DAYS BEFORE THE RECORD DAY OF AN INCOME
     PAYMENT.

     EXCHANGE PRIVILEGES
     You may exchange units of this Fund for
     units of certain other Defined Asset
     Funds. You may also exchange into this
     Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------

NEW YORK PORTFOLIO--RISK/RETURN SUMMARY

 1.  WHAT IS THE FUND'S OBJECTIVE?
     The Fund seeks interest income that is
     exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of long term municipal revenue bonds.

 2.  WHAT ARE MUNICIPAL REVENUE BONDS?
     Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities.
     Generally, payments on these bonds
     depend solely on the revenues generated
     by the projects, excise taxes or state
     appropriations, and are not backed by
     the government's taxing power.

 3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?

  -  The Fund plans to hold to maturity 8
     long-term tax-exempt municipal bonds
     with an aggregate face amount of
     $2,510,000.
  -  The Fund is a unit investment trust
     which means that, unlike a mutual fund,
     the Portfolio is not managed.
  -  When the bonds were initially deposited
     they were rated A or better by Standard
     & Poor's, Moody's or Fitch. THE QUALITY
     OF THE BONDS MAY CURRENTLY BE LOWER.
  -  Many of the bonds can be called at a
     premium declining over time to par
     value. Some bonds may be called earlier
     at par for extraordinary reasons.

     The Portfolio consists of municipal
     bonds of the following types:

                                 APPROXIMATE
                                  PORTFOLIO
                                 PERCENTAGE
 / / General Obligation              1%
 / / Hospitals/Health Care           38%
 / / Housing                         16%
 / / Lease Rental                    20%
 / / Universities/Colleges           25%

 4.  WHAT ARE THE SIGNIFICANT RISKS?

     YOU CAN LOSE MONEY BY INVESTING IN THE FUND.
     THIS CAN HAPPEN FOR VARIOUS REASONS,
     INCLUDING:

  - Rising interest rates, an issuer's worsening financial condition or a drop in bond ratings can reduce the price of your units.

  -  Because the Fund is concentrated in
     hospital/health care and university/college bonds, adverse developments in these sectors may affect the value of your units.

  - Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost because your cost included a sales fee.

  -  The Fund will receive early returns of
     principal if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

     ALSO, THE PORTFOLIO IS CONCENTRATED IN BONDS
     OF NEW YORK SO IT IS LESS DIVERSIFIED THAN A
     NATIONAL FUND AND IS SUBJECT TO RISKS
     PARTICULAR TO NEW YORK WHICH ARE BRIEFLY
     DESCRIBED UNDER STATE CONCENTRATION RISKS
     LATER IN THIS PROSPECTUS.

 5.  IS THIS FUND APPROPRIATE FOR YOU?

     Yes, if you want federally tax-free
     income. You will benefit from a
     professionally selected and supervised
     portfolio whose risk is reduced by
     investing in bonds of several different
     issuers.
     The Fund is NOT appropriate for you if
     you want a speculative investment that
     changes to take advantage of market
     movements, if you do not want a
     tax-advantaged investment or if you
     cannot tolerate any risk.

     DEFINING YOUR INCOME

     WHAT YOU MAY EXPECT (Payable on
     the 25th day of the month to
     holders of record on the 10th
     day of the month):
     Regular Monthly Income per unit   $ 4.35
     Annual Income per unit:           $52.24
     THESE FIGURES ARE ESTIMATES DETERMINED ON
     THE EVALUATION DAY; ACTUAL PAYMENTS MAY
     VARY.

 6.  WHAT ARE THE FUND'S FEES AND EXPENSES?

     This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.

     INVESTOR FEES

     Maximum Sales Fee (Load) on new
     purchases (as a percentage of
     $1,000 invested)                            2.90%

     Employees of some of the Sponsors and their affiliates may be charged a reduced sales fee of no less than $5.00 per unit.

     The maximum sales fee is reduced if you invest at least $100,000, as follows:

                               YOUR MAXIMUM
                                SALES FEE
          IF YOU INVEST:         WILL BE:
          --------------       ------------
     Less than $100,000            2.90%
     $100,000 to $249,999          2.65%
     $250,000 to $499,999          2.40%
     $500,000 to $999,999          2.15%
     $1,000,000 and over           1.90%

     Maximum Exchange Fee          1.90%

     ESTIMATED ANNUAL FUND OPERATING EXPENSES

                                                    AMOUNT
                                                   PER UNIT
                                                   --------
                                                    $0.71
     Trustee's Fee
                                                    $0.56
     Portfolio Supervision,
     Bookkeeping and
     Administrative Fees
     (including updating
     expenses)
                                                    $0.39
     Evaluator's Fee
                                                    $0.20
     Organization Costs
                                                    $0.99
     Other Operating Expenses
                                                    -----
                                                    $2.85
     TOTAL

     The Sponsors historically paid organization costs and updating expenses.

 7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?

     IN THE FOLLOWING CHART WE SHOW PAST PERFORMANCE
     OF PRIOR NEW YORK PORTFOLIOS, WHICH HAD
     INVESTMENT OBJECTIVES, STRATEGIES AND TYPES OF
     BONDS SUBSTANTIALLY SIMILAR TO THIS FUND. THESE
     PRIOR SERIES DIFFERED IN THAT THEY CHARGED A
     HIGHER SALES FEE. These prior New York Series were offered after 1987 and were outstanding on March 31, 2000. OF COURSE, PAST PERFORMANCE OF
     PRIOR SERIES IS NO GUARANTEE OF FUTURE RESULTS
     OF THIS FUND.

     AVERAGE ANNUAL COMPOUND TOTAL RETURNS
     FOR PRIOR SERIES
     REFLECTING ALL EXPENSES. FOR PERIODS ENDED
     3/31/00.

 -------------------------------------------------------------------

 High                    6.07%     5.45%     6.45%     6.62%     6.63%     7.04%
 Average                 -1.33      4.16      5.99      0.54      5.18      6.58
 Low                     -7.77      2.58      5.63     -5.23      3.54      6.22

 -----------------------------------------------------------

 Average
 Sales fee               1.94%     5.07%     5.78%

 -----------------------------------------------------------

 NOTE: ALL RETURNS REPRESENT CHANGES IN UNIT PRICE WITH DISTRIBUTIONS REINVESTED INTO THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM.

 8.  IS THE FUND MANAGED?

     Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes.
     Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund.
     The Fund may sell a bond if certain adverse credit or other conditions exist.

 9.  HOW DO I BUY UNITS?

     The minimum investment is one unit.

     You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.

     UNIT PRICE PER UNIT                   $985.97
     (as of March 31, 2000)

     Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.

10.  HOW DO I SELL UNITS?

     You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale. You will not pay any other fee when you sell your units.

11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?

     The Fund pays income monthly.

     In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some New
     York state and local personal income taxes if you live in New York.
     You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.

12.  WHAT OTHER SERVICES ARE AVAILABLE?

     REINVESTMENT
     You will receive your income in cash unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment
     Accumulation Program, Inc. This program is an open-end mutual fund with a comparable investment objective. Income from this program will generally be subject to state and local income taxes. FOR MORE COMPLETE INFORMATION ABOUT THE
     PROGRAM, INCLUDING CHARGES AND FEES, ASK THE
     TRUSTEE FOR THE PROGRAM'S PROSPECTUS. READ IT
     CAREFULLY BEFORE YOU INVEST. THE TRUSTEE MUST
     RECEIVE YOUR WRITTEN ELECTION TO REINVEST AT
     LEAST 10 DAYS BEFORE THE RECORD DAY OF AN INCOME
     PAYMENT.

     EXCHANGE PRIVILEGES
     You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds.
     We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------
    TAX-FREE VS. TAXABLE INCOME: A COMPARISON OF TAXABLE AND TAX-FREE YIELDS

                            FOR CALIFORNIA RESIDENTS
--------------------------------------------------------------------------------

                                            COMBINED
                                            EFFECTIVE
TAXABLE INCOME 2000*                        TAX RATE                           TAX-FREE YIELD OF
    SINGLE RETURN         JOINT RETURN          %          3%        3.5%        4%        4.5%        5%        5.5%
                                                                      IS EQUIVALENT TO A TAXABLE YIELD OF


TAXABLE INCOME 2000*    TAX-FREE YIELD OF
    SINGLE RETURN         6%        6.5%        7%        7.5%        8%
                       IS EQUIVALENT TO A
                        TAXABLE YIELD OF

--------------------------------------------------------------------------------

  $      0- 26,250      $     $0- 43,050     20.10       3.75       4.38       5.01       5.63       6.26       6.88       7.51
  $ 26,251- 63,550      $ 43,851-105,950     34.70       4.59       5.36       6.13       6.89       7.66       8.42       9.19
  $ 63,551-132,600      $105,951-161,450     37.42       4.79       5.59       6.39       7.19       7.99       8.79       9.59
  $132,601-288,350      $161,451-288,350     41.95       5.17       6.03       6.89       7.75       8.61       9.47      10.34
OVER $288,350           OVER $288,350        45.22       5.48       6.39       7.30       8.21       9.13      10.04      10.95

  $      0- 26,250       8.14       8.76       9.39      10.01
  $ 26,251- 63,550       9.95      10.72      11.48      12.25
  $ 63,551-132,600      10.39      11.19      11.98      12.78
  $132,601-288,350      11.20      12.06      12.92      13.78
OVER $288,350           11.87      12.78      13.69      14.60

                           FOR CONNECTICUT RESIDENTS
--------------------------------------------------------------------------------

                                            COMBINED
                                            EFFECTIVE
TAXABLE INCOME 2000*                        TAX RATE                           TAX-FREE YIELD OF
    SINGLE RETURN         JOINT RETURN          %          4%        4.5%        5%        5.5%        6%        6.5%
                                                                      IS EQUIVALENT TO A TAXABLE YIELD OF


TAXABLE INCOME 2000*    TAX-FREE YIELD OF
    SINGLE RETURN         7%        7.5%        8%
                       IS EQUIVALENT TO A
                        TAXABLE YIELD OF

--------------------------------------------------------------------------------

  $      0- 25,750      $      0- 43,050     18.83       4.93       5.54       6.16       6.78       7.39       8.01       8.62
  $ 25,751- 62,450      $ 43,051-104,050     31.24       5.82       6.54       7.27       8.00       8.73       9.45      10.18
  $ 62,451-130,250      $104,051-158,550     34.11       6.07       6.83       7.59       8.35       9.11       9.86      10.62
  $130,251-283,150      $158,551-283,150     38.88       6.54       7.36       8.18       9.00       9.82      10.63      11.45
OVER $283,151           OVER $283,151        42.32       6.93       7.80       8.67       9.54      10.40      11.27      12.14

  $      0- 25,750       9.24       9.86
  $ 25,751- 62,450      10.91      11.63
  $ 62,451-130,250      11.38      12.14
  $130,251-283,150      12.27      13.09
OVER $283,151           13.00      13.87

                             FOR FLORIDA RESIDENTS
--------------------------------------------------------------------------------

                                            EFFECTIVE
TAXABLE INCOME 2000*                        TAX RATE                           TAX-FREE YIELD OF
    SINGLE RETURN         JOINT RETURN          %          3%        3.5%        4%        4.5%        5%        5.5%
                                                                      IS EQUIVALENT TO A TAXABLE YIELD OF


TAXABLE INCOME 2000*    TAX-FREE YIELD OF
    SINGLE RETURN         6%        6.5%        7%
                       IS EQUIVALENT TO A
                        TAXABLE YIELD OF

--------------------------------------------------------------------------------

  $      0- 26,250      $      0- 43,850     15.00       3.53       4.12       4.71       5.29       5.88       6.47       7.06
  $ 26,251- 63,550      $ 43,851-105,950     28.00       4.17       4.86       5.56       6.25       6.94       7.64       8.33
  $ 63,551-132,600      $105,951-161,450     31.00       4.35       5.07       5.80       6.52       7.25       7.97       8.70
  $132,601-288,350      $161,451-288,350     36.00       4.69       5.47       6.25       7.03       7.81       8.59       9.38
OVER $288,350           OVER $288,350        39.60       4.97       5.79       6.62       7.45       8.28       9.11       9.93

  $      0- 26,250       7.65       8.24
  $ 26,251- 63,550       9.03       9.72
  $ 63,551-132,600       9.42      10.14
  $132,601-288,350      10.16      10.94
OVER $288,350           10.76      11.59

                            FOR NEW JERSEY RESIDENTS
--------------------------------------------------------------------------------

                                            COMBINED
                                            EFFECTIVE
TAXABLE INCOME 2000*                        TAX RATE                           TAX-FREE YIELD OF
    SINGLE RETURN         JOINT RETURN          %          4%        4.5%        5%        5.5%        6%        6.5%
                                                                      IS EQUIVALENT TO A TAXABLE YIELD OF


TAXABLE INCOME 2000*    TAX-FREE YIELD OF
    SINGLE RETURN        7.%        7.5%       8.%
                       IS EQUIVALENT TO A
                        TAXABLE YIELD OF

--------------------------------------------------------------------------------

  $      0- 26,250      $     $0- 43,850     16.49       4.79       5.39       5.99       6.59       7.18       7.78       8.38
  $ 26,251- 63,550      $ 43,851-105,950     31.98       5.88       6.62       7.35       8.09       8.82       9.56      10.29
  $ 63,551-132,600      $105,951-161,450     35.40       6.19       6.97       7.74       8.51       9.29      10.06      10.84
  $132,601-288,350      $161,451-288,350     40.08       6.68       7.51       8.34       9.18      10.01      10.85      11.68
OVER $288,350           OVER $288,350        43.45       7.07       7.96       8.84       9.73      10.61      11.49      12.38

  $      0- 26,250       8.98       9.58
  $ 26,251- 63,550      11.03      11.76
  $ 63,551-132,600      11.61      12.38
  $132,601-288,350      12.52      13.35
OVER $288,350           13.26      14.15

To compare the yield of a taxable security with the yield of a tax-free security, find your taxable income and read across. The table incorporates 2000 federal and applicable State income tax rates and assumes that all income would otherwise be taxed at the investor's highest tax rate. Yield figures are for example only.

*Based upon net amount subject to federal income tax after deductions and exemptions. This table does not reflect the possible effect of other tax factors, such as alternative minimum tax, personal exemptions, the phase out of exemptions, itemized deductions or the possible partial disallowance of deductions. Consequently, you should consult your own tax advisers in this regard.

--------------------------------------------------------------------------------
    TAX-FREE VS. TAXABLE INCOME: A COMPARISON OF TAXABLE AND TAX-FREE YIELDS

                          FOR NEW YORK CITY RESIDENTS
--------------------------------------------------------------------------------

                                            COMBINED
                                            EFFECTIVE
TAXABLE INCOME 2000*                        TAX RATE                           TAX-FREE YIELD OF
    SINGLE RETURN         JOINT RETURN          %          4%        4.5%        5%        5.5%        6%        6.5%
                                                                      IS EQUIVALENT TO A TAXABLE YIELD OF


TAXABLE INCOME 2000*    TAX-FREE YIELD OF
    SINGLE RETURN         7%        7.5%        8%
                       IS EQUIVALENT TO A
                        TAXABLE YIELD OF

--------------------------------------------------------------------------------

                        $      0- 43,850     23.94       5.26       5.92       6.57       7.23       7.89       8.55       9.20
  $      0- 26,250                           23.99       5.26       5.92       6.58       7.24       7.89       8.55       9.21
  $ 26,251- 63,550      $ 43,851-105,950     35.65       6.22       6.99       7.77       8.55       9.32      10.10      10.88
  $ 63,551-132,600      $105,951-161,450     38.33       6.49       7.30       8.11       8.92       9.73      10.54      11.35
$132,601-288,350        $161,451-288,350     42.80       6.99       7.87       8.74       9.62      10.49      11.36      12.24
OVER $288,350           OVER $288,350        46.02       7.41       8.34       9.26      10.19      11.12      12.04      12.97

                         9.86      10.52
  $      0- 26,250       9.87      10.52
  $ 26,251- 63,550      11.66      12.43
  $ 63,551-132,600      12.16      12.97
$132,601-288,350        13.11      13.99
OVER $288,350           13.89      14.82

                          FOR NEW YORK STATE RESIDENTS
--------------------------------------------------------------------------------

                                            COMBINED
                                            EFFECTIVE
TAXABLE INCOME 2000*                        TAX RATE                           TAX-FREE YIELD OF
    SINGLE RETURN         JOINT RETURN          %          4%        4.5%        5%        5.5%        6%        6.5%
                                                                      IS EQUIVALENT TO A TAXABLE YIELD OF


TAXABLE INCOME 2000*    TAX-FREE YIELD OF
    SINGLE RETURN         7%        7.5%        8%
                       IS EQUIVALENT TO A
                        TAXABLE YIELD OF

--------------------------------------------------------------------------------

  $      0- 26,250      $     $0- 43,850     20.82       5.05       5.68       6.31       6.95       7.58       8.21       8.84
  $ 26,251- 63,550      $ 43,851-105,950     32.93       5.96       6.71       7.46       8.20       8.95       9.69      10.44
  $ 63,551-132,600      $105,951-161,450     35.73       6.22       7.00       7.78       8.56       9.34      10.11      10.89
  $132,601-288,350      $161,451-288,350     40.38       6.71       7.55       8.39       9.23      10.06      10.90      11.74
OVER $288,350           OVER $288,350        43.74       7.11       8.00       8.89       9.78      10.66      11.55      12.44

  $      0- 26,250       9.47      10.10
  $ 26,251- 63,550      11.18      11.93
  $ 63,551-132,600      11.67      12.45
  $132,601-288,350      12.58      13.42
OVER $288,350           13.33      14.22

To compare the yield of a taxable security with the yield of a tax-free security, find your taxable income and read across. The table incorporates 2000 federal and applicable State (and City) income tax rates and assumes that all income would otherwise be taxed at the investor's highest tax rate. Yield figures are for example only.

*Based upon net amount subject to federal income tax after deductions and exemptions. This table does not reflect the possible effect of other tax factors, such as alternative minimum tax, personal exemptions, the phase out of exemptions, itemized deductions or the possible partial disallowance of deductions. Consequently, investors are urged to consult their own tax advisers in this regard.

WHAT YOU CAN EXPECT FROM YOUR INVESTMENT

MONTHLY INCOME

The Fund will pay you regular monthly income. Your monthly income may vary because of:
  - elimination of one or more bonds from the Fund's portfolio because of calls, redemptions or sales;
  - a change in the Fund's expenses; or
  - the failure by a bond's issuer to pay interest.

Changes in interest rates generally will not affect your income because the portfolio is fixed.

Along with your income, you will receive your share of any available bond principal.

RETURN FIGURES

We cannot predict your actual return, which will vary with unit price, how long you hold your investment and changes in the portfolio, interest income and expenses.

ESTIMATED CURRENT RETURN equals the estimated annual cash to be received from the bonds in the Fund less estimated annual Fund expenses, divided by the Unit Price (including the maximum sales fee):

Estimated Annual         Estimated
Interest Income   -   Annual Expenses
-------------------------------------
             Unit Price

ESTIMATED LONG TERM RETURN is a measure of the estimated return over the estimated life of the Fund. Unlike Estimated Current Return, Estimated Long Term Return reflects maturities, discounts and premiums of the bonds in the Fund. It is an average of the yields to maturity (or in certain cases, to an earlier call date) of the individual bonds in the portfolio, adjusted to reflect the Fund's maximum sales fee and estimated expenses. We calculate the average yield for the portfolio by weighting each bond's yield by its market value and the time remaining to the call or maturity date.

Yields on individual bonds depend on many factors including general conditions of the bond markets, the size of a particular offering and the maturity and quality rating of the particular issues. Yields can vary among bonds with similar maturities, coupons and ratings.

These return quotations are designed to be comparative rather than predictive.

RECORDS AND REPORTS

You will receive:
- a monthly statement of income payments and any principal payments;
- a notice from the Trustee when new bonds are deposited in exchange or substitution for bonds originally deposited;
- an annual report on Fund activity; and
- annual tax information. THIS WILL ALSO BE SENT TO THE IRS. YOU MUST REPORT THE AMOUNT OF TAX-EXEMPT INTEREST RECEIVED DURING THE YEAR.

You may request:
- copies of bond evaluations to enable you to comply with federal and state tax reporting requirements; and
- audited financial statements of the Fund.

You may inspect records of Fund transactions at the Trustee's office during regular business hours.

THE RISKS YOU FACE

INTEREST RATE RISK

Investing involves risks, including the risk that your investment will decline in value if interest rates rise. Generally, bonds with longer maturities will change in value more than bonds with shorter maturities. Bonds in the Fund are more likely to be called when interest rates decline. This would result in early returns of principal to you and may result in early termination of the Fund. Of course, we cannot predict how interest rates may change.

CALL RISK

Many bonds can be prepaid or "called" by the issuer before their stated maturity.

For example, some bonds may be required to be called pursuant to mandatory sinking fund provisions.

Also, an issuer might call its bonds during periods of falling interest rates, if the issuer's bonds have a coupon higher than current market rates.

An issuer might call its bonds in extraordinary cases, including if:
  - it no longer needs the money for the original purpose;
  - the project is condemned or sold;
  - the project is destroyed and insurance proceeds are used to redeem the bonds;
  - any related credit support expires and is not replaced; or
  - interest on the bonds become taxable.

If the bonds are called, your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity. An early call at par of a premium bond will reduce your return.

REDUCED DIVERSIFICATION RISK

If many investors sell their units, the Fund will have to sell bonds. This could reduce the diversification of your investment and increase your share of Fund expenses.

LIQUIDITY RISK

You can always sell back your units, but we cannot assure you that a liquid trading market will always exist for the bonds in the portfolio, especially since current law may restrict the Fund from selling bonds to any Sponsor. The bonds will generally trade in the over-the-counter market. The value of the bonds, and of your investment, may be reduced if trading in bonds is limited or absent.

CONCENTRATION RISK

When a certain type of bond makes up 25% or more of the portfolio, it is said to be "concentrated" in that bond type, which makes the Portfolio less diversified.

Here is what you should know about the Florida, New Jersey and New York Portfolios' concentrations in hospital and health care bonds.
  - payment for these bonds depends on revenues from private third-party payors and government programs, including Medicare and Medicaid, which have generally undertaken cost containment measures to limit payments to health care providers;
  - hospitals face increasing competition resulting from hospital mergers and affiliations;
  - hospitals need to reduce costs as HMOs increase market penetration and hospital supply and drug companies raise prices;
  - hospitals and health care providers are subject to various legal claims by patients and others and are adversely affected by increasing costs of insurance; and
  - many hospitals are aggressively buying physician practices and assuming risk contracts to gain market share. If revenues do not increase accordingly, this practice could reduce profits;

  - Medicare is changing its reimbursement system for nursing homes. Many nursing home providers are not sure how they will be treated. In many cases, the providers may receive lower reimbursements and these would have to cut expenses to maintain profitability; and
  - most retirement/nursing home providers rely on entrance fees for operating revenues. If people live longer than expected and turnover is lower than budgeted, operating revenues would be adversely affected by less than expected entrance fees.

Here is what you should know about the Connecticut and New York Portfolios' concentrations in university/college bonds. Payment for these bonds depends on:
  - level or amount and diversity of sources of revenue;
  - availability of endowments and other funds;
  - enrollment;
  - financial management;
  - reputation; and
  - for public institutions, the financial condition of the government and its educational policies.

Changes to the portfolio from bond redemptions, maturities and sales may affect the Fund's concentrations over time.

STATE CONCENTRATION RISK

CALIFORNIA RISK

GENERALLY

From the late 1980s through the early 1990s, an economic recession eroded California's revenue base. At the same time rapid population growth caused State expenditures to exceed budget appropriations.

  - As a result California experienced a period of sustained budget imbalance.

  - Since that time the California economy has improved markedly and the extreme budgetary pressures have begun to lessen.

STATE GOVERNMENT

The 1999-2000 Budget Act allocated a State budget of approximately $63.7 Billion and contains no tax increases or reductions. Despite this somewhat improved state, California's budget is still subject to certain unforeseeable events. For example:

  - In December, 1994, Orange County and its investment pool filed for bankruptcy. While a settlement has been reached, the full impact on the State and Orange County remains unknown.

  - California faces constant fluctuations in other expenses (including health and welfare caseloads, property tax receipts, federal funding and natural disaster relief) that will undoubtedly create new budgetary pressure and reduce ability to pay their debts.

  - California's general obligation bonds are currently rated AA3 by Moody's and AA- by Standard & Poor's.

OTHER RISKS

Issuers' ability to make payments on bonds (and the remedies available to bondholders) could also be adversely affected by the following constraints:

  - Certain provisions of California's Constitution, laws and regulatory system contain tax, spending and appropriations limits and prohibit certain new taxes.

  - Certain other California laws subject the users of bond proceeds to strict rules and limits regarding revenue repayment.

  - Bonds of healthcare institutions which are subject to the strict rules and limits regarding reimbursement payments of California's Medi-Cal program for health care services to welfare recipients and bonds secured by liens on real property are two of the types of bonds that could be affected by these provisions.

CONNECTICUT RISKS

GENERALLY

Connecticut has experienced a variety of economic problems in the last several years including:

  - manufacturing, historically the state's most important activity, has employed fewer and fewer poeple over the last 10 years;

  - large cuts in defense spending threaten defense-related business, which has traditionally represented a big part of the state's manufacturing activity; and

  - unemployment and poverty are high in certain parts of the state, even though unemployment state-wide is below the national average.

STATE AND LOCAL GOVERNMENT

Connecticut's state and local governments have also experienced financial difficulties for several years. For example:

  - the state's General Fund had operating deficits for several years in the late 1980s and early 1990s. Since 1991, however, the General Fund has had operating surpluses;

  - the state issued notes in 1991 to fund its accumulated deficit. The notes were originally supposed to be paid by 1996, but they were rescheduled, so that they were repaid in 1999; and

  - Connecticut has several of the nation's poorest and most financially troubled cities, including Bridgeport, which filed for bankruptcy in 1991, and its capital city of Hartford.

Local governments in Connecticut receive tax revenue only from taxes on real estate and personal property, which makes it hard for them to raise additional tax revenue. Both Connecticut and its cities depend heavily on federal aid, and the cities also depend on a significant amount of state aid. Both the state and its cities could be hurt by any future reduction in the amount of such aid.

Connecticut's general obligation bonds are rated AA by Standard & Poor's, Aa3 by Moody's, and AA by Fitch.

FLORIDA RISKS

GENERALLY

Florida's financial condition is affected by numerous national, economic, social and environmental policies and conditions. For example:

  - south Florida is heavily involved with foreign tourism, trade and investment capital. As a result, the region is susceptible to international trade and currency imbalances and economic problems in Central and South America;

  - central and northern Florida are more vulnerable to agricultural problems, such as crop failures or severe weather conditions, especially in the citrus and sugar industries; and

  - the state as a whole is also very dependent on tourism and construction.

STATE AND LOCAL GOVERNMENT

The state of Florida and its local governments are restricted in their ability to raise taxes and incur debts. These restrictions limit their ability to generate revenue, and so could hurt their ability to pay debts.

General obligations of the state are rated Aa2 by Moody's, AA+ by Standard & Poor's and AA by Fitch.

NEW JERSEY RISKS

STATE AND LOCAL GOVERNMENT

Certain features of New Jersey law could affect the repayment of debt:

  - the State of New Jersey and its agencies and public authorities issue general obligation bonds, which are secured by the full faith and credit of the state, backed by its taxing authority, without recourse to specific sources of revenue, therefore, any liability to increase taxes could impair the state's ability to repay debt; and

  - the state is required by law to maintain a balanced budget, and state spending for any given municipality or county cannot increase by more than 5% per year. This limit could make it harder for any particular county or municipality to repay its debts.

In recent years the state budget's main expenditures have been

  - elementary and secondary education, and

  - state agencies and programs, including police and corrections facilities, higher education, and environmental protection.

The state's general obligations are rated Aa1 by Moody's and AA+ by Standard & Poor's.

NEW YORK RISKS

GENERALLY

For decades, New York's economy has trailed the rest of the nation. Both the state and New York City have experienced long-term structural imbalances between revenues and expenses, and have repeatedly relied substantially on non-recurring measures to achieve budget balance. The pressures that contribute to budgetary problems at both the state and local level include:

  - the high combined state and local tax burden;

  - a decline in manufacturing jobs, leading to above-average unemployment;

  - sensitivity to the financial services industry; and

  - dependence on federal aid.

STATE GOVERNMENT

The State government frequently has difficulty approving budgets on time. Budget gaps of $3 billion and $5 billion are projected for the next two years. The State's general obligation bonds are rated A+ by Standard & Poor's and A2 by Moody's. There is $37 billion of state-related debt outstanding.

NEW YORK CITY GOVERNMENT

Even though the City had budget surpluses each year from 1981, budget gaps of over $2 billion are projected for the 2002, 2003 and 2004 fiscal years. New York City faces fiscal pressures from:

  - aging public facilities that need repair or replacement;

  - welfare and medical costs;

  - expiring labor contracts; and

  - a high and increasing debt burden.

The City requires substantial state aid, and its fiscal strength depends heavily on the securities industry. Its general obligation bonds are rated A- by Standard & Poor's and A3 by Moody's. $31.2 billion of combined City, MAC and PBC debt is outstanding, and the City proposes $25.3 billion of financing over fiscal 1999-2003. New York City currently expects to reach its constitutional limits on debt issuance in Fiscal 2003.

BOND QUALITY RISK

A reduction in a bond's rating may decrease its value and, indirectly, the value of your investment in the Fund.

INSURANCE RELATED RISK

Some bonds are backed by insurance companies (as shown under Portfolios). Insurance policies generally make payments only according to a bond's original payment schedule and do not make early payments when a bond defaults or becomes taxable. Although the federal government does not regulate the insurance business, various state laws and federal initiatives and tax law changes could significantly affect the insurance business. The claims-paying ability of the insurance companies is generally rated A or better by Standard & Poor's or another nationally recognized rating organization. The insurance company ratings are subject to change at any time at the discretion of the rating agencies.

LITIGATION AND LEGISLATION RISKS

We do not know of any pending litigation that might have a material adverse effect upon the Fund.

Future tax legislation could affect the value of the portfolio by:
  - limiting real property taxes,
  - reducing tax rates,
  - imposing a flat or other form of tax, or
  - exempting investment income from tax.

SELLING OR EXCHANGING UNITS

You can sell your units at any time for a price based on net asset value. Your net asset value is calculated each business day by:
  - ADDING the value of the bonds, net accrued interest, cash and any other Fund assets;
  - SUBTRACTING accrued but unpaid Fund expenses, unreimbursed Trustee advances, cash held to buy back units or for distribution to investors and any other Fund liabilities; and
  - DIVIDING the result by the number of outstanding units.

Your net asset value when you sell may be more or less than your cost because of sales fees, market movements and changes in the portfolio.

SPONSORS' SECONDARY MARKET

While we are not obligated to do so, we will buy back units at net asset value without any other fee or charge. We may resell the units to other buyers or to the Trustee. You should consult your financial professional for current market prices to determine if other broker-dealers or banks are offering higher prices.

We have maintained the secondary market continuously for over 28 years, but we could discontinue it without prior notice for any business reason.

SELLING UNITS TO THE TRUSTEE

Regardless of whether we maintain a secondary market, you can sell your units to the Trustee at any time by sending the Trustee a letter (with any outstanding certificates if you hold Unit certificates). You must properly endorse your certificates (or execute a written transfer instrument with signatures guaranteed by an eligible institution). Sometimes, additional documents are needed such as a trust document, certificate of corporate authority, certificate of death or appointment as executor, administrator or guardian.

Within seven days after your request and the necessary documents are received, the Trustee will mail a check to you. Contact the Trustee for additional information.

As long as we are maintaining a secondary market, the Trustee will sell your units to us at a price based on net asset value. If there is no secondary market, the Trustee may sell your units in the over-the-counter market for a higher price, but it is not obligated to do so. In that case, you will receive the net proceeds of the sale.

If the Fund does not have cash available to pay you for units you are selling, the agent for the Sponsors will select bonds to be sold. Bonds will be selected based on market and credit factors. These sales could be made at times when the bonds would not otherwise be sold and may result in your receiving less than the unit par value and also reduce the size and diversity of the Fund.

If you acquire 25% or more of the outstanding units of the Fund and you sell units with a value exceeding $250,000, the Trustee may choose to pay you "in kind" by distributing bonds and cash with a total value equal to the price of those units. The Trustee will try to distribute bonds in the portfolio pro rata, but it reserves the right to distribute only one or a few bonds. The Trustee will act as your agent in an in kind distribution and will either hold the bonds for your account or sell them as you instruct. You must pay any transaction costs as well as transfer and ongoing custodial fees on sales of bonds distributed in kind.

There could be a delay in paying you for your units:
  - if the New York Stock Exchange is closed (other than customary weekend and holiday closings);
  - if the SEC determines that trading on the New York Stock Exchange is restricted or that an emergency exists making sale or evaluation of the bonds not reasonably practicable; and
  - for any other period permitted by SEC order.

EXCHANGE OPTION

You may exchange units of certain Defined Asset Funds for units of this Fund at a maximum exchange fee of 1.90%. You may exchange units of this Fund for units of certain other Defined Asset Funds at a reduced sales fee if your investment goals change. To exchange units, you should talk to your financial professional about what funds are exchangeable, suitable and currently available.

Normally, an exchange is taxable and you must recognize any gain or loss on the exchange. However, the IRS may try to disallow a loss if the portfolios of the two funds are not materially different; you should consult your own tax adviser.

We may amend or terminate this exchange option at any time without notice.

HOW THE FUND WORKS

PRICING

The price of a unit includes interest accrued on the bonds, less expenses, from the initial most recent Record Day up to, but not including, the settlement date, which is usually three business days after the purchase date of the unit.

A portion of the price of a unit consists of cash so that the Trustee can provide you with regular monthly income. When you sell your units you will receive your share of this cash.

In addition, as with mutual funds, the Fund (and therefore the investors) pay all or some of the costs of organizing the Fund including:
  - cost of initial preparation of legal documents;
  - federal and state registration fees;
  - initial fees and expenses of the Trustee;
  - initial audit; and
  - legal expenses and other out-of-pocket expenses.

EVALUATIONS

An independent Evaluator values the bonds on each business day (excluding Saturdays, Sundays and the following holidays as observed by the New York Stock
Exchange: New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). Bond values are based on current bid or offer prices for the bonds or comparable bonds. In the past, the difference between bid and offer prices of publicly offered tax-exempt bonds has ranged from 0.5% of face amount on actively traded issues to 3.5% on inactively traded issues; the difference has averaged between 1 and 2%.

INCOME

The Trustee credits interest to an Income Account and other receipts to a Capital Account. The Trustee may establish a Reserve Account by withdrawing from these accounts amounts it considers appropriate to pay any material liability. These accounts do not bear interest.

EXPENSES

The Trustee is paid monthly. It also benefits when it holds cash for the Fund in non-interest bearing accounts. The Trustee may also receive additional amounts:
  - to reimburse the Trustee for the Fund's operating expenses;
  - for extraordinary services and costs of indemnifying the Trustee and the Sponsors;
  - costs of actions taken to protect the Fund and other legal fees and expenses;
  - expenses for keeping the Fund's registration statement current; and
  - Fund termination expenses and any governmental charges.

The Sponsors are currently reimbursed up to 55 CENTS per $1,000 face amount annually for providing portfolio supervisory, bookkeeping and administrative services and for any other expenses properly chargeable to the Fund. Legal, typesetting, electronic filing and regulatory filing fees and expenses associated with updating the Portfolio's registration statement yearly are also now chargeable to the Portfolio. While this fee may exceed the amount of these costs and expenses attributable to this Fund, the total of these fees for all Series of Defined Asset

Funds will not exceed the aggregate amount attributable to all of these Series for any calendar year. The Fund also pays the Evaluator's fees.

The Trustee's, Sponsors' and Evaluator's fees may be adjusted for inflation without investors' approval.

The Sponsors will pay advertising and selling expenses at no charge to the Fund. If Fund expenses exceed initial estimates, the Fund will owe the excess. The Trustee has a lien on Fund assets to secure reimbursement of Fund expenses and may sell bonds if cash is not available.

PORTFOLIO CHANGES

The Sponsors and Trustee are not liable for any default or defect in a bond; if a contract to buy any bond.

Unlike a mutual fund, the portfolio is designed to remain intact and we may keep bonds in the portfolio even if their credit quality declines or other adverse financial circumstances occur. However, we may sell a bond in certain cases if we believe that certain adverse credit conditions exist or if a bond becomes taxable.

If we maintain a secondary market in units but are unable to sell the units that we buy in the secondary market, we will redeem units, which may affect the composition of the portfolio. Units offered in the secondary market may not represent the same face amount of bonds that they did originally.

We decide whether or not to offer units for sale that we acquire in the secondary market after reviewing:
  - diversity of the portfolio;
  - size of the Fund relative to its original size;
  - ratio of Fund expenses to income;
  - current and long-term returns;
  - degree to which units may be selling at a premium over par; and
  - cost of maintaining a current prospectus.

FUND TERMINATION

The Fund will terminate following the stated maturity or sale of the last bond in the portfolio. The Fund may also terminate earlier with the consent of investors holding 51% of the units or if total assets of the Fund have fallen below 40% of the face amount of bonds deposited. We will decide whether to terminate the Fund early based on the same factors used in deciding whether or not to offer units in the secondary market.

When the Fund is about to terminate you will receive a notice, and you will be unable to sell your units after that time. On or shortly before termination, we will sell any remaining bonds, and you will receive your final distribution. Any bond that cannot be sold at a reasonable price may continue to be held by the Trustee in a liquidating trust pending its final sale.

You will pay your share of the expenses associated with termination, including brokerage costs in selling bonds. This may reduce the amount you receive as your final distribution.

CERTIFICATES

Certificates for units are issued on request. You may transfer certificates by complying with the requirements for redeeming certificates, described above. You can replace lost or mutilated certificates by delivering satisfactory indemnity and paying the associated costs.

TRUST INDENTURE

The Fund is a "unit investment trust" governed by a Trust Indenture, a contract among the Sponsors, the Trustee and the Evaluator, which sets forth their duties and obligations and your rights. A copy of the Indenture is available to you on request to the Trustee. The following summarizes certain provisions of the Indenture.

The Sponsors and the Trustee may amend the Indenture without your consent:
  - to cure ambiguities;
  - to correct or supplement any defective or inconsistent provision;
  - to make any amendment required by any governmental agency; or
  - to make other changes determined not to be materially adverse to your best interest (as determined by the Sponsors).

Investors holding 51% of the units may amend the Indenture. Every investor must consent to any amendment that changes the 51% requirement. No amendment may reduce your interest in the Fund without your written consent.

The Trustee may resign by notifying the Sponsors. The Sponsors may remove the Trustee without your consent if:
  - it fails to perform its duties and the Sponsors determine that its replacement is in your best interest; or
  - it becomes incapable of acting or bankrupt or its affairs are taken over by public authorities.

Investors holding 51% of the units may remove the Trustee. The Evaluator may resign or be removed by the Sponsors and the Trustee without the consent of investors. The resignation or removal of either becomes effective when a successor accepts appointment. The Sponsors will try to appoint a successor promptly; however, if no successor has accepted within 30 days after notice of resignation, the resigning Trustee or Evaluator may petition a court to appoint a successor.

Any Sponsor may resign as long as one Sponsor with a net worth of $2 million remains and agrees to the resignation. The remaining Sponsors and the Trustee may appoint a replacement. If there is only one Sponsor and it fails to perform its duties or becomes bankrupt the Trustee may:
  - remove it and appoint a replacement Sponsor;
  - liquidate the Fund; or
  - continue to act as Trustee without a Sponsor.

Merrill Lynch, Pierce, Fenner & Smith Incorporated acts as agent for the
Sponsors.

The Trust Indenture contains customary provisions limiting the liability of the Trustee, the Sponsors and the Evaluator.

LEGAL OPINION

Davis Polk & Wardwell, 450 Lexington Avenue, New York, New York 10017, as counsel for the Sponsors, has given an opinion that the units are validly issued. Special counsel located in the relevant states have given state and local tax opinions.

AUDITORS

Deloitte & Touche LLP, 2 World Financial Center, New York, New York 10281, independent accountants, audited the Statements of Condition included in this prospectus.

SPONSORS

The Sponsors are:
MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED (a wholly-owned subsidiary of Merrill Lynch & Co., Inc.)
P.O. Box 9051,
Princeton, NJ 08543-9051
SALOMON SMITH BARNEY INC. (an indirectly wholly-owned subsidiary of Citigroup Inc.)
388 Greenwich Street--23rd Floor,
New York, NY 10013
DEAN WITTER REYNOLDS INC. (a principal operating subsidiary of Morgan Stanley Dean Witter & Co.)
Two World Trade Center--59th Floor,
New York, NY 10048
PRUDENTIAL SECURITIES INCORPORATED (an
indirect wholly-owned subsidiary of the
Prudential Insurance Company of America)
One New York Plaza
New York, NY 10292
PAINEWEBBER INCORPORATED (a wholly-owned subsidiary of PaineWebber Group Inc.) 1285 Avenue of the Americas,
New York, NY 10019

Each Sponsor is a Delaware corporation and it, or its predecessor, has acted as sponsor to many unit investment trusts. As a registered broker-dealer each Sponsor buys and sells securities (including investment company shares) for others (including investment companies) and participates as an underwriter in various selling groups.

TRUSTEE

The Chase Manhattan Bank, Unit Investment Trust Department, 4 New York Plaza--6th Floor, New York, New York 10004, is the Trustee. It is supervised by the Federal Deposit Insurance Corporation, the Board of Governors of the Federal Reserve System and New York State banking authorities.

UNDERWRITERS' AND SPONSORS' PROFITS

Underwriters receive sales charges when they sell units. The Sponsors also realized a profit or loss on the initial date of deposit of the bonds. Any cash made available by you to the Sponsors before the settlement date for those units may be used in the Sponsors' businesses to the extent permitted by federal law and may benefit the Sponsors.

A Sponsor or Underwriter may realize profits or sustain losses on bonds in the Fund which were acquired from underwriting syndicates of which it was a member.

In maintaining a secondary market, the Sponsors will also realize profits or sustain losses in the amount of any difference between the prices at which they buy units and the prices at which they resell or redeem them.

PUBLIC DISTRIBUTION

The Sponsors do not intend to qualify units for sale in any foreign countries. This prospectus does not constitute an offer to sell units in any country where units cannot lawfully be sold.

CODE OF ETHICS

The Fund and the Agent for the Sponsors have each adopted a code of ethics requiring reporting of personal securities transactions by its employees with access to information on Fund transactions. Subject to certain conditions, the codes permit employees to invest in Fund securities for their own accounts. The codes are designed to prevent fraud, deception and misconduct against the Fund and to provide reasonable standards of conduct. These codes are on file with the Commission and you may obtain a copy by contacting the Commission at the address listed on the back cover of this prospectus.

YEAR 2000 ISSUES

Many computer systems were designed in such a way that they may be unable to distinguish between the year 2000 and the year 1900 (commonly known as the "Year 2000 Problem"). To date we are not aware of any major operational difficulties resulting from the computer system changes necessary to prepare for the Year 2000. However, there can be no assurance that the Year 2000 Problem will not adversely affect the issuers of the bonds contained in the Portfolio. We cannot predict whether any impact will be material to the Fund as a whole.

TAXES

The following summary describes some of the important income tax consequences of holding units. It assumes that you are not a dealer, financial institution, insurance company or other investor with special circumstances or subject to special rules. You should consult your own tax adviser about your particular circumstances.

At the date of issue of each bond, counsel for the issuer delivered an opinion to the effect that interest on the bond is exempt from regular federal income tax. However, interest may be subject to state and local taxes and may be taken into account in determining your preference items for alternative minimum tax purposes. Neither we nor our counsel have reviewed the issuance of the bonds, related proceedings or the basis for the opinions of counsel for the issuers. We cannot assure you that the issuer (or other users of bond proceeds) have complied or will comply with any requirements necessary for a bond to be tax-exempt. If any of the bonds were determined not to be tax-exempt, you could be required to pay income tax for current and prior years, and if the Fund were to sell the bond, it might have to sell it at a substantial discount.

In the opinion of our counsel, under existing law:

GENERAL TREATMENT OF THE FUND AND YOUR INVESTMENT

The Fund will not be taxed as a corporation for federal income tax purposes, and you will be considered to own directly your share of each bond in the Fund.

GAIN OR LOSS UPON DISPOSITION

When all or part of your share of a bond is disposed of (for example, when the Fund sells, exchanges or redeems a bond or when you sell or exchange your units), you will generally recognize capital gain or loss. Your gain, however, will generally be ordinary income to the extent of any accrued "market discount". Generally you will have market discount to the extent that your basis in a bond when you purchase a unit is less than its stated redemption price at maturity (or, if it is an original issue discount bond, the issue price increased by original issue discount that has accrued on the bond before your purchase). You should consult your tax adviser in this regard.

If your net long-term capital gains exceed your net short-term capital losses, the excess may be subject to tax at a lower rate than ordinary income. Any capital gain from the Fund will be long-term if you are considered to have held your investment on each bond for more than one year and short-term otherwise. Because the deductibility of capital losses is subject to limitations, you may not be able to deduct all of your capital losses.

YOUR BASIS IN THE BONDS

Your aggregate basis in the bonds will be equal to the cost of your units, including any sales charges and the organizational expenses you pay, adjusted to reflect any accruals of "original issue discount," "acquisition premium" and "bond premium". You should consult your tax adviser in this regard.

EXPENSES

If you are not a corporate investor, you will not be entitled to a deduction for your share of fees and expenses of the Fund. Also, if you borrowed money in order to purchase or carry your units, you will not be able to deduct the interest on this borrowing for federal income tax purposes. The IRS may treat your purchase of units as made with borrowed money even if the money is not directly traceable to the purchase of units.

NEW YORK TAXES

Under the income tax laws of the State and City of New York, the Fund will not be taxed as a corporation. If you are a New York taxpayer, your income from the Fund will not be tax-exempt in New York except to the extent that the income is earned on bonds that are tax-exempt for New York purposes. Depending on where you live, your income from the Fund may be subject to state and local taxation. You should consult your tax adviser in this regard.

CALIFORNIA TAXES

In the opinion of O'Melveny & Myers LLP, Los Angeles, California, special counsel on California tax matters:

Under the income tax laws of the State of California, the Trust will not be taxed as a corporation and you will be considered to own directly your share of each bond of the Trust. If you are a California taxpayer, your share of the income from the bonds of the Trust will not be tax-exempt in California except for California personal income tax purposes and only to the extent that the income is earned on bonds that are exempt for such purposes. If you are a California taxpayer and all or part of your share of a bond is disposed of (for example, when a bond is sold, exchanged or redeemed at maturity or you sell or exchange your units), you will recognize gain or loss for California tax purposes. Depending on where you live, your income from the Trust may be subject to state and local taxation. You should consult your tax advisor in this regard.

CONNECTICUT TAXES

In the opinion of Day, Berry & Howard LLP, Hartford, Connecticut, special counsel on Connecticut tax matters:

Under the income tax laws of the State of Connecticut, the Fund will not be taxed. If you are an individual, trust or estate that is subject to the Connecticut income tax, you will not be taxed on your share of the interest derived by the Fund from those bonds that are tax-exempt for Connecticut income tax purposes. In addition, if you hold your units of the Fund as a capital asset, you will not recognize either gain or loss if the Fund enters into a transaction in which it is treated for federal income tax purposes as having sold a bond that is issued by an issuer in Connecticut and is tax-exempt for Connecticut income tax purposes, and you may not have to recognize gain or loss to the extent attributable to a unit's share of any such bonds if you sell, exchange or redeem the unit. You should consult your tax adviser in this regard. In all other instances, you will recognize gain or loss in the event either the Fund enters into a transaction involving a bond held by it or you sell, exchange or redeem a unit of the Fund, to the same extent that you recognize gain or loss therefrom for Federal income tax purposes.

In the case of an entity subject to the Connecticut corporation business tax, its share of all income derived from units of the Fund or their ownership will be subject to that Connecticut tax.

FLORIDA TAXES

In the opinion of Greenberg, Traurig, P.A., Miami, Florida, special counsel on Florida tax matters:

Under the income tax laws of the State of Florida, the Florida Trust will not be taxed as a corporation. Florida imposes an income tax on corporations but does not impose a personal income tax. Accordingly, if you are an individual taxpayer your income from the Trust will not be subject to tax in Florida. However, if you are an entity that is normally taxed as a corporation, your income from the fund will not be exempt from tax in Florida and special rules for taxation apply depending on the type of entity. You should consult your tax adviser in this regard.

CONNECTICUT TAXES

In the opinion of Day, Berry & Howard LLP, Hartford, Connecticut, special counsel on Connecticut tax matters:

Under the income tax laws of the State of Connecticut, the Fund will not be taxed. If you are an individual, trust or estate that is subject to the Connecticut income tax, you will not be taxed on your share of the interest derived by the Fund from those bonds that are tax-exempt for Connecticut income tax purposes. In addition, if you hold your units of the Fund as a capital asset, you will not recognize either gain or loss if the Fund enters into a transaction in which it is treated for federal income tax purposes as having sold a bond that is issued by an issuer in Connecticut and is tax-exempt for Connecticut income tax purposes, and you may not have to recognize gain or loss to the extent attributable to a unit's share of any such bonds if you sell, exchange or redeem the unit. You should consult your tax adviser in this regard. In all other instances, you will recognize gain or loss in the event either the Fund enters into a transaction involving a bond held by it or you sell, exchange or redeem a unit of the Fund, to the same extent that you recognize gain or loss therefrom for Federal income tax purposes.

In the case of an entity subject to the Connecticut corporation business tax, its share of all income derived from units of the Fund or their ownership will be subject to that Connecticut tax.

NEW JERSEY TAXES

In the opinion of Drinker Biddle & Reath LLP, Philadelphia, Pennsylvania, special counsel on New Jersey tax matters:

The Fund will not be taxed as a corporation under the current income tax laws of the State of New Jersey. Your income from the Fund may be subject to taxation depending on where you live. If you are a New Jersey taxpayer your income from the Fund (including gains on sales of bonds by the Fund) and gains on sales of units by you will be tax-exempt to the extent that income and gains are earned on bonds that are tax-exempt for New Jersey purposes. You should consult your tax adviser as to the consequences to you with respect to any investment you make in the Fund.

SUPPLEMENTAL INFORMATION

You can receive at no cost supplemental information about the Fund by calling the Trustee. The supplemental information includes more detailed risk disclosure about the types of bonds that may be in the Fund's portfolios, general risk disclosure concerning any insurance securing certain bonds, and general information about the structure and operation of the Fund. The supplemental information is also available from the SEC.

          MUNICIPAL INVESTMENT TRUST FUND,
          MULTISTATE SERIES - 309 (CALIFORNIA INSURED, CONNECTICUT, FLORIDA INSURED, NEW JERSEY INSURED AND NEW YORK TRUSTS), DEFINED ASSET FUNDS

          REPORT OF INDEPENDENT ACCOUNTANTS

          The Sponsors, Trustee and Holders
          of Municipal Investment Trust Fund, Multistate Series - 309 (California Insured, Connecticut, Florida Insured, New Jersey Insured and New York Trusts),
          Defined Asset Funds:

          We have audited the accompanying statements of condition of Municipal Investment Trust Fund, Multistate Series - 309 (California Insured, Connecticut, Florida Insured, New Jersey Insured and New York Trusts), Defined Asset Funds, including the portfolios, as of March 31, 2000 and the related statements of operations and of changes in net assets for the years ended March 31, 2000 and 1999 and the period April 18, 1997 to March 31, 1998. These financial statements are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audits.

          We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Securities owned at March 31, 2000, as shown in such portfolios, were confirmed to us by The Chase Manhattan Bank, the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

          In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Municipal Investment Trust Fund, Multistate Series - 309 (California Insured, Connecticut, Florida Insured, New Jersey Insured and New York Trusts), Defined Asset Funds at March 31, 2000 and the results of their operations and changes in their net assets for the above-stated periods in accordance with accounting principles generally accepted in the United States of America.




          DELOITTE & TOUCHE LLP


          New York, N.Y.
          May 18, 2000


                                     D - 1.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 309 (CALIFORNIA INSURED TRUST),
     DEFINED ASSET FUNDS



     STATEMENT OF CONDITION
     As of March 31, 2000

     TRUST PROPERTY:
       Investment in marketable securities -
          at value (cost $ 4,191,961 )(Note 1).........                                                 $ 4,286,826
       Accrued interest ...............................                                                      53,272
       Accrued interest on Segregated Bonds (Note 5) ..                                                         788
       Cash - income on Segregated Bonds ..............                                                      11,554
       Cash - principal ...............................                                                      47,079
       Deferred organization costs (Note 6) ...........                                                       2,064
                                                                                                        -----------
         Total trust property .........................                                                   4,401,583


     LESS LIABILITIES:
       Income advance from Trustee.....................                                 $    39,251
       Principal payments payable (Segregated Bond)....                                       6,218
       Deferred sales charge (Note 5) .................                                      39,230
       Accrued Sponsors' fees .........................                                         601
       Other liabilities (Note 6) .....................                                       2,064          87,364
                                                                                        -----------     -----------


     NET ASSETS, REPRESENTED BY:
       4,296 units of fractional undivided
          interest outstanding (Note 3)................                                   4,300,799

       Undistributed net investment income ............                                      13,420     $ 4,314,219
                                                                                        -----------     ===========

     UNIT VALUE ($ 4,314,219 / 4,296 units )...........                                                 $  1,004.24
                                                                                                        ===========

                       See Notes to Financial Statements.


                                     D - 2.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 309 (CALIFORNIA INSURED TRUST),
     DEFINED ASSET FUNDS



     STATEMENTS OF OPERATIONS

                                                                                                       April 18, 1997
                                                                                                             to
                                                                         Years Ended March 31,            March 31,
                                                                        2000              1999              1998
                                                                        ----              ----              ----

     INVESTMENT INCOME:
       Interest income ..............................               $   247,685       $   267,608       $   269,286
       Interest income on Segregated Bonds (Note 5)..                     3,851             6,852             9,132
       Trustee's fees and expenses ..................                    (6,981)           (6,390)           (8,393)
       Sponsors' fees ...............................                    (2,426)           (2,272)           (2,224)
                                                                    ------------------------------------------------
       Net investment income ........................                   242,129           265,798           267,801
                                                                    ------------------------------------------------


     REALIZED AND UNREALIZED GAIN (LOSS)
       ON INVESTMENTS:
       Realized gain on
         securities sold or redeemed ..........                          35,671            11,661             7,076
       Unrealized appreciation (depreciation)
         of investments .......................                        (327,018)           91,240           330,643
                                                                    ------------------------------------------------
       Net realized and unrealized
         gain (loss) on investments ...........                        (291,347)          102,901           337,719
                                                                    ------------------------------------------------


     NET INCREASE (DECREASE) IN NET ASSETS
       RESULTING FROM OPERATIONS ..............                     $   (49,218)      $   368,699       $   605,520
                                                                    ================================================

                       See Notes to Financial Statements.


                                     D - 3.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 309 (CALIFORNIA INSURED TRUST),
     DEFINED ASSET FUNDS


     STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                       April 18, 1997
                                                                                                             to
                                                                         Years Ended March 31,           March 31,
                                                                        2000              1999              1998
                                                                        ----              ----              ----

     OPERATIONS:
       Net investment income ..................                     $   242,129       $   265,798       $   267,801
       Realized gain on
         securities sold or redeemed ..........                          35,671            11,661             7,076
       Unrealized appreciation (depreciation)
         of investments .......................                        (327,018)           91,240           330,643
                                                                    ------------------------------------------------
       Net increase (decrease) in net assets
         resulting from operations ............                         (49,218)          368,699           605,520
                                                                    ------------------------------------------------
     DISTRIBUTIONS TO HOLDERS (Note 2):
       Income  ................................                        (239,060)         (259,024)         (242,691)
       Principal ..............................                          (2,182)             (523)
                                                                    ------------------------------------------------
       Total distributions ....................                        (241,242)         (259,547)         (242,691)
                                                                    ------------------------------------------------
     SHARE TRANSACTIONS:
       Deferred sales charge (Note 5):
         Income ...............................                                            (7,493)           (9,132)
         Principal ............................                         (72,278)          (69,798)          (52,349)

       Redemption amounts:
         Income ...............................                            (731)             (447)             (520)
         Principal ............................                        (426,762)         (204,492)         (145,100)
                                                                    ------------------------------------------------
       Total share transactions ...............                        (499,771)         (282,230)         (207,101)
                                                                    ------------------------------------------------

     NET INCREASE (DECREASE) IN NET ASSETS ....                        (790,231)         (173,078)          155,728

     NET ASSETS AT BEGINNING OF PERIOD ........                       5,104,450         5,277,528         5,121,800
                                                                    ------------------------------------------------
     NET ASSETS AT END OF PERIOD ..............                     $ 4,314,219       $ 5,104,450       $ 5,277,528
                                                                    ================================================
     PER UNIT:
       Income distributions during
         period ...............................                     $     53.57       $     53.93       $     48.20
                                                                    ================================================
       Principal distributions during
         period ...............................                     $      0.50       $      0.11
                                                                    =============================
       Net asset value at end of
         period ...............................                     $  1,004.24       $  1,082.83       $  1,075.07
                                                                    ================================================
     TRUST UNITS:
       Redeemed during period .................                             418               195               139
       Outstanding at end of period ...........                           4,296             4,714             4,909
                                                                    ================================================

                       See Notes to Financial Statements.


                                     D - 4.

          MUNICIPAL INVESTMENT TRUST FUND,
          MULTISTATE SERIES - 309 (CALIFORNIA INSURED TRUST),
          DEFINED ASSET FUNDS

          NOTES TO FINANCIAL STATEMENTS

     1.   SIGNIFICANT ACCOUNTING POLICIES

          The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America.

           (A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities, except that value on April 18, 1997 was based upon offering side evaluations at April 16, 1997, the day prior to the Date of Deposit. Cost of securities at April 18, 1997 was also based on such offering side evaluations.


           (B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

           (C)      Interest income is recorded as earned.

     2.   DISTRIBUTIONS

          A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.

     3.   NET CAPITAL

          Cost of 4,296 units at Date of Deposit
          (net of initial sales charge)...............................                                  $ 4,358,806
          Transfer of capital to interest on Segregated Bonds (Note 5)                                       19,835
          Redemptions of units - net cost of 752 units redeemed
            less redemption amounts (principal).......................                                      (13,360)
          Principal distributions ....................................                                       (2,705)
          Deferred sales charge (Note 5) .............................                                     (211,050)
          Realized gain on securities sold or redeemed ...............                                       54,408
          Unrealized appreciation of investments......................                                       94,865
                                                                                                        -----------

          Net capital applicable to Holders ..........................                                  $ 4,300,799
                                                                                                        ===========

     4.   INCOME TAXES

          As of March 31, 2000, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $94,865, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $4,191,961 at March 31, 2000.


                                     D - 5.

          MUNICIPAL INVESTMENT TRUST FUND,
          MULTISTATE SERIES - 309 (CALIFORNIA INSURED TRUST),
          DEFINED ASSET FUNDS


          NOTES TO FINANCIAL STATEMENTS


     5.   DEFERRED SALES CHARGE

          $75,000 face amount of City of Rancho Mirage, CA, Jt. Pwrs. Fin. Auth., Certs. of Part., Eisenhower Med. Ctr., Ser. 1997 A, have been segregated to fund the deferred sales charges. The sales charges are being paid for with the interest received and by periodic sales or maturity of these bonds, as well as principal proceeds received in conjunction with the disposition on the unsegregated bonds in the portfolio. A deferred sales charge of $3.75 per Unit is charged on a quarterly basis, and paid to the Sponsors periodically by the Trustee on behalf of the Holders, up to an aggregate of $45 per Unit over the first three years of the life of the Fund. Should a Holder redeem Units prior to the third anniversary of the Fund, the remaining balance of the deferred sales charge will be charged.

     6.   DEFERRED ORGANIZATION COSTS

          Deferred organization costs are being amortized over five years. Included in "Other liabilities" on the Statement of Condition is $2,064 payable to the Trustee for reimbursement of costs related to the organization of the Trust.


                                     D - 6.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 309 (CALIFORNIA INSURED TRUST),
     DEFINED ASSET FUNDS

     PORTFOLIO
     As of March 31, 2000

                                             Rating of                                            Optional
     Portfolio No. and Title of                Issues       Face                                 Redemption
            Securities                        (1)  (4)      Amount    Coupon      Maturities(3) Provisions(3)    Cost(2)   Value(2)
            ----------                       ---------  ----------- -----------   ------------  ------------  ----------  ---------

   1 California Hlth. Fac. Fin. Auth. Ins.      AAA     $   645,000     6.000 %      2025      07/01/06     $   647,541 $   654,985
     Hlth. Fac. Rfdg. Rev. Bonds (Catholic                                                     @  102.000
     Hlth. Care West), Ser. 1996 A (MBIA
     Ins.)

   2 East Bay Mun. Util. Dist., Alameda and     AAA         750,000     5.000        2026      06/01/06         666,068     674,310
     Contra Costa Cnty., CA, Wastewater Sys.                                                   @  102.000
     Sub. Rev. Rfdg. Bonds, Ser. 1996
     (Financial Guaranty Ins.)

   3 Contra Costa Cnty., CA, Lafayette          AAA         665,000     5.750        2021      08/01/04         660,624     667,660
     Elementary Sch. Dist. G.O. Bonds, 1996                                                    @  101.000
     Election Ser. 1997 (MBIA Ins.)

   4 Los Angeles Cnty., CA, Santa Monica        AAA         750,000     5.750        2020      07/01/05         740,460     755,663
     Cmnty. Coll. Dist. G.O. Bonds, 1992                                                       @  102.000
     Election Ser. B (AMBAC Ins.)

   5 Menifee Union Sch. Dist., Riverside        AAA         725,000     5.750        2025      09/01/06         714,959     726,399
     Cnty., CA, Certs. of Part. (Riverside                                                     @  102.000
     Cnty. Sch. Fin. Corp.) (FSA Ins.)

   6 City of Rancho Mirage, CA, Jt. Pwrs.       AAA          75,000     4.200        2000      None              74,353      75,089
     Fin. Auth. Certs. of Part., Eisenhower
     Med. Ctr., Ser. 1997 A (MBIA Ins.) (6)

   7 Ontario-Montclair Sch. Dist., CA, Certs.   AAA         325,000     5.625        2017      09/01/07         318,227     328,890
     of Part. (1997 Cap. Proj.) (FSA Ins.)                                                     @  102.000

   8 Airports Comm. of the City and Cnty. of    AAA         380,000     5.650        2024(7)      05/01/06      369,729     403,830
     San Francisco, CA, Rev. Bonds (San                                                        @  101.000
     Francisco Intl. Arpt.), Second Ser.,
     Iss. 12-B (Financial Guaranty Ins.)

                                                          ---------                                           ---------   ---------
     TOTAL                                              $ 4,315,000                                         $ 4,191,961 $ 4,286,826
                                                          =========                                           =========   =========

                     See Notes to Portfolios on page D - 32.


                                     D - 7.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 309 (CONNECTICUT TRUST),
     DEFINED ASSET FUNDS



     STATEMENT OF CONDITION
     As of March 31, 1999

     TRUST PROPERTY:
       Investment in marketable securities -
          at value (cost $ 2,473,663 )(Note 1).........                                                 $ 2,477,175
       Accrued interest ...............................                                                      36,884
       Accrued interest on Segregated Bonds (Note 5) ..                                                       1,268
       Cash - income on Segregated Bonds ..............                                                       8,557
       Cash - principal ...............................                                                      24,668
       Deferred organization costs (Note 6) ...........                                                       1,342
                                                                                                        -----------
c        Total trust property .........................                                                   2,549,894


     LESS LIABILITIES:
       Income advance from Trustee.....................                                 $    28,528
       Deferred sales charge (Note 5) .................                                      25,948
       Accrued Sponsors' fees .........................                                         365
       Other liabilities (Note 6) .....................                                       1,342          56,183
                                                                                        -----------     -----------


     NET ASSETS, REPRESENTED BY:
       2,530 units of fractional undivided
          interest outstanding (Note 3)................                                   2,485,720

       Undistributed net investment income ............                                       7,991     $ 2,493,711
                                                                                        -----------     ===========

     UNIT VALUE ($ 2,493,711 / 2,530 units )...........                                                 $    985.66
                                                                                                        ===========

                       See Notes to Financial Statements.


                                     D - 8.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 309 (CONNECTICUT TRUST),
     DEFINED ASSET FUNDS



     STATEMENTS OF OPERATIONS


                                                                                                       April 18, 1997
                                                                                                             to
                                                                         Years Ended March 31,            March 31,
                                                                        2000              1999              1998
                                                                        ----              ----              ----

     INVESTMENT INCOME:
       Interest income ..............................               $   150,961       $   177,936       $   178,212
       Interest income on Segregated Bonds (Note 5)..                     3,074             5,308             6,863
       Trustee's fees and expenses ..................                    (5,287)           (4,810)           (6,762)
       Sponsors' fees ...............................                    (1,507)           (1,489)           (1,448)
                                                                    ------------------------------------------------
       Net investment income ........................                   147,241           176,945           176,865
                                                                    ------------------------------------------------


     REALIZED AND UNREALIZED GAIN (LOSS)
       ON INVESTMENTS:
       Realized gain (loss) on
         securities sold or redeemed ..........                          (8,136)           34,928
       Unrealized appreciation (depreciation)
         of investments .......................                        (212,774)           (8,782)          225,068
                                                                    ------------------------------------------------
       Net realized and unrealized
         gain (loss) on investments ...........                        (220,910)           26,146           225,068
                                                                    ------------------------------------------------


     NET INCREASE (DECREASE) IN NET ASSETS
       RESULTING FROM OPERATIONS ..............                     $   (73,669)      $   203,091       $   401,933
                                                                    ================================================

                       See Notes to Financial Statements.


                                     D - 9.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 309 (CONNECTICUT TRUST),
     DEFINED ASSET FUNDS


     STATEMENTS OF CHANGES IN NET ASSETS


                                                                                                       April 18, 1997
                                                                                                             to
                                                                         Years Ended Macrh 31,            March 31,
                                                                        2000              1999              1998
                                                                        ----              ----              ----

     OPERATIONS:
       Net investment income ..................                     $   147,241       $   176,945       $   176,865
       Realized gain (loss) on
         securities sold or redeemed ..........                          (8,136)           34,928
       Unrealized appreciation (depreciation)
         of investments .......................                        (212,774)           (8,782)          225,068
                                                                    ------------------------------------------------
       Net increase (decrease) in net assets
         resulting from operations ............                         (73,669)          203,091           401,933
                                                                    ------------------------------------------------
     INCOME DISTRIBUTIONS TO
       HOLDERS (Note 2):.......................                        (144,215)         (172,756)         (159,571)
                                                                    ------------------------------------------------
     SHARE TRANSACTIONS:
       Deferred sales charge (Note 5):
         Income ...............................                          (3 891)           (1,529)           (6,863)
         Principal ............................                         (38,034)          (57,826)          (30,060)

       Redemption amounts:
         Income ...............................                            (741)             (532)
         Principal ............................                        (202,750)         (574,527)
                                                                    ------------------------------------------------
       Total share transactions ...............                        (245,416)         (634,414)          (36,923)
                                                                    ------------------------------------------------

     NET INCREASE (DECREASE) IN NET ASSETS ....                        (463,300)         (604,079)          205,439

     NET ASSETS AT BEGINNING OF PERIOD ........                       2,957,011         3,561,090         3,355,651
                                                                    ------------------------------------------------
     NET ASSETS AT END OF PERIOD ..............                     $ 2,493,711       $ 2,957,011       $ 3,561,090
                                                                    ================================================
     PER UNIT:
       Income distributions during
         period ...............................                     $     53.75       $     54.64       $     48.62
                                                                    ================================================
       Net asset value at end of
         period ...............................                     $    985.66       $  1,078.41       $  1,085.04
                                                                    ================================================
     TRUST UNITS:
       Redeemed during period .................                             212               540
       Outstanding at end of period ...........                           2,530             2,742             3,282
                                                                    ================================================

                       See Notes to Financial Statements.


                                     D - 10.

          MUNICIPAL INVESTMENT TRUST FUND,
          MULTISTATE SERIES - 309 (CONNECTICUT TRUST),
          DEFINED ASSET FUNDS

          NOTES TO FINANCIAL STATEMENTS

     1.   SIGNIFICANT ACCOUNTING POLICIES

          The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America.

           (A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities, except that value on April 18, 1997 was based upon offering side evaluations at April 16, 1997, the day prior to the Date of Deposit. Cost of securities at April 18, 1997 was also based on such offering side evaluations.

           (B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

           (C)      Interest income is recorded as earned.

     2.   DISTRIBUTIONS

          A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.

     3.   NET CAPITAL

          Cost of 2,530 units at Date of Deposit
          (net of initial sales charge)...............................                                  $ 2,586,776
          Transfer to capital of interest on Segregated Bonds (Note 5)                                       15,245
          Redemptions of units - net cost of 540 units redeemed
            less redemption amounts (principal).......................                                       (8,402)
          Deferred sales charge (Note 5) .............................                                     (138,203)
          Realized gain on securities sold or redeemed ...............                                       26,792
          Net unrealized appreciation of investments..................                                        3,512
                                                                                                        -----------

          Net capital applicable to Holders ..........................                                  $ 2,485,720
                                                                                                        ===========

     4.   INCOME TAXES

          As of March 31, 2000, net unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $3,512, of which $12,405 related to depreciated securities and $15,917 related to appreciated securities. The cost of investment securities for Federal income tax purposes was $2,473,663 at March 31, 2000.


                                     D - 11.

          MUNICIPAL INVESTMENT TRUST FUND,
          MULTISTATE SERIES - 309 (CONNECTICUT TRUST),
          DEFINED ASSET FUNDS


          NOTES TO FINANCIAL STATEMENTS


     5.   DEFERRED SALES CHARGE

          $50,000 face amount of the State of Connecticut G.O. Bonds, Ser. 1996 A, have been segregated to fund the deferred sales charges. The sales charges are being paid for with the interest received and by periodic sales or maturity of these bonds, as well as principal proceeds received in conjunction with the disposition on the unsegregated bonds in the portfolio. A deferred sales charge of $3.75 per Unit is charged on a quarterly basis, and paid to the Sponsors periodically by the Trustee on behalf of the Holders, up to an aggregate of $45 per Unit over the first three years of the life of the Fund. Should a Holder redeem Units prior to the third anniversary of the Fund, the remaining balance of the deferred sales charge will be charged.

     6.   DEFERRED ORGANIZATION COSTS

          Deferred organization costs are being amortized over five years. Included in "Other liabilities" on the Statement of Condition is $1,342 payable to the Trustee for reimbursement of costs related to the organization of the Trust.


                                     D - 12.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 309 (CONNECTICUT TRUST),
     DEFINED ASSET FUNDS

     PORTFOLIO
     As of March 31, 2000

                                               Rating                                             Optional
     Portfolio No. and Title of                  of         Face                                 Redemption
            Securities                       Issues(1)      Amount    Coupon      Maturities(3) Provisions(3)    Cost(2)   Value(2)
            ----------                       ---------  ----------- -----------   ------------  ------------  ----------  ---------

   1 Connecticut State Dev. Auth., Wtr.         AAA     $   195,000     6.050 %      2029      08/01/04     $   197,744 $   198,050
     Facs. Rev. Bonds (Bridgeport Hydraulic                                                    @  102.000
     Co. Proj.), Ser. 1994 A (MBIA Ins.) (5)

   2 Connecticut Hlth. and Educl. Facs.         AAA         450,000     5.375        2019      07/01/06         420,921     432,995
     Auth., Rev. Bonds, Bridgeport Hosp.                                                       @  102.000
     Issue, Ser. C (Connie Lee Ins.) (5)

   3 State of Connecticut G.O. Bonds, Ser.      AA           50,000     5.500        2000      None              51,601      50,384
     1996 A (6)

   4 State of Connecticut Hlth. and Educl.      AAA         450,000     6.000        2025      07/01/04         453,366     456,282
     Fac. Auth., Rev. Bonds, The Loomis                                                        @  101.500
     Chaffee Sch. Issue, Ser. B (MBIA Ins.)
     (5)

   5 Connecticut Hlth. and Educl. Facs.         AAA         415,000     5.500        2027      07/01/07         400,172     399,550
     Auth., Rev. Bonds, Connecticut Coll.                                                      @  102.000
     Issue, Ser. C-1 (MBIA Ins.) (5)

   6 State of Connecticut Hlth. and Educl.      AAA         285,000     5.875        2026      07/01/06         285,550     286,171
     Facs. Auth., Rev. Bonds, Trinity Coll.                                                    @  102.000
     Issue, Ser. E (MBIA Ins.) (5)

   7 Connecticut Hsg. Fin. Auth., Hsg. Mtge.    AA          445,000     6.000        2021      05/15/07         446,869     438,160
     Fin. Prog. Bonds, Subseries A-1                                                           @  102.000

   8 Puerto Rico Hwy. and Trans. Auth., Hwy.    A           250,000     5.000        2036      07/01/16         217,440     215,583
     Rev. Bonds, Ser. Y                                                                        @  100.000

                                                          ---------                                           ---------   ---------
     TOTAL                                              $ 2,540,000                                         $ 2,473,663 $ 2,477,175
                                                          =========                                           =========   =========

                     See Notes to Portfolios on page D - 32.


                                     D - 13.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 309 (FLORIDA INSURED TRUST),
     DEFINED ASSET FUNDS



     STATEMENT OF CONDITION
     As of March 31, 1999

     TRUST PROPERTY:
       Investment in marketable securities -
          at value (cost $ 2,716,576 )(Note 1).........                                                 $ 2,756,882
       Proceeds receivable from sale of securities ....                                                      88 866
       Accrued interest ...............................                                                      64,760
       Accrued interest on Segregated Bonds (Note 5) ..                                                         529
       Cash - income on Segregated Bonds ..............                                                       7,916
       Cash - principal ...............................                                                      27,753
       Deferred organization costs (Note 6) ...........                                                       1,444
                                                                                                        -----------
         Total trust property .........................                                                   2,948,150


     LESS LIABILITIES:
       Income advance from Trustee.....................                                 $    55,459
       Deferred sales charge (Note 5) .................                                      29,574
       Principal payments payable (Segregated Bonds) ..                                       2,544
       Redemption payable .............................                                      88,862
       Accrued Sponsors' fees .........................                                         407
       Other liabilities (Note 6) .....................                                       1,444         178,290
                                                                                        -----------     -----------


     NET ASSETS, REPRESENTED BY:
       2,819 units of fractional undivided
          interest outstanding (Note 3)................                                   2,761,295

       Undistributed net investment income ............                                       8,565     $ 2,769,860
                                                                                        -----------     ===========

     UNIT VALUE ($ 2,769,860 / 2,819 units )...........                                                 $    982.57
                                                                                                        ===========

                       See Notes to Financial Statements.


                                     D - 14.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 309 (FLORIDA INSURED TRUST),
     DEFINED ASSET FUNDS



     STATEMENTS OF OPERATIONS


                                                                                                       April 18, 1997
                                                                                                             to
                                                                         Years Ended March 31,            March 31,
                                                                        2000              1999              1998
                                                                        ----              ----              ----

     INVESTMENT INCOME:
       Interest income ..............................               $   169,464       $   184,464       $   184,452
       Interest income on Segregated Bonds (Note 5)..                     2,654             4,892             6,464
       Trustee's fees and expenses ..................                    (5,669)           (4,961)           (6,305)
       Sponsors' fees ...............................                    (1,667)           (1,588)           (1,558)
                                                                    ------------------------------------------------
  40}  Net investment income ........................                   164,782           182,807           183,053
                                                                    ------------------------------------------------


     REALIZED AND UNREALIZED GAIN (LOSS)
       ON INVESTMENTS:
       Realized gain on
         securities sold ......................                          13,466            30,044
       Unrealized appreciation (depreciation)
         of investments .......................                        (257,192)           44,045           253,453
                                                                    ------------------------------------------------
       Net realized and unrealized
         gain (loss) on investments ...........                        (243,726)           74,089           253,453
                                                                    ------------------------------------------------


     NET INCREASE (DECREASE) IN NET ASSETS
       RESULTING FROM OPERATIONS ..............                     $   (78,944)      $   256,896       $   436,506
                                                                    ================================================

                       See Notes to Financial Statements.


                                     D - 15.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 309 (FLORIDA INSURED TRUST),
     DEFINED ASSET FUNDS


     STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                       April 18, 1997
                                                                                                             to
                                                                         Years Ended March 31,            March 31,
                                                                        2000              1999              1998
                                                                        ----              ----              ----

     OPERATIONS:
       Net investment income ..................                     $   164,782       $   182,807       $   183,053
       Realized gain on
         securities sold or redeemed ..........                          13,466            30,044
       Unrealized appreciation (depreciation)
         of investments .......................                        (257,192)           44,045           253,453
                                                                    ------------------------------------------------
       Net increase (decrease) in net assets
         resulting from operations ............                         (78,944)          256,896           436,506
                                                                    ------------------------------------------------
     DISTRIBUTIONS TO HOLDERS (Note 2):
       Income  ................................                        (162,212)         (178,066)         (165,757)
       Principal ..............................                          (9,508)
                                                                    ------------------------------------------------
       Total distributions ....................                        (171,720)         (178,066)         (165,757)
                                                                    ------------------------------------------------
     SHARE TRANSACTIONS:
       Deferred sales charge (Note 5):
         Income ...............................                                            (5,565)           (6,464)
         Principal ............................                         (49,335)          (52,350)          (34,655)

       Redemption amounts:
         Income ...............................                          (1,258)             (619)             (155)
         Principal ............................                        (364,653)         (313,097)          (42,249)
                                                                    ------------------------------------------------
       Total share transactions ...............                        (415,246)         (371,631)          (83,523)
                                                                    ------------------------------------------------

     NET INCREASE (DECREASE) IN NET ASSETS ....                        (665,910)         (292,801)          187,226

     NET ASSETS AT BEGINNING OF PERIOD ........                       3,435,770         3,728,571         3,541,345
                                                                    ------------------------------------------------
     NET ASSETS AT END OF PERIOD ..............                     $ 2,769,860       $ 3,435,770       $ 3,728,571
                                                                    ================================================
     PER UNIT:
       Income distributions during
         period ...............................                     $     52.24       $     52.70       $     46.93
                                                                    ================================================
       Principal distributions during
         period ...............................                     $      3.18
                                                                    ===========
       Net asset value at end of
 140}    period ...............................                     $    982.57       $  1,057.36       $  1,068.05
                                                                    ================================================
     TRUST UNITS:
       Redeemed during period .................                             376               296                41
       Outstanding at end of period ...........                           2,819             3,195             3,491
                                                                    ================================================

                       See Notes to Financial Statements.


                                     D - 16.

          MUNICIPAL INVESTMENT TRUST FUND,
          MULTISTATE SERIES - 309 (FLORIDA INSURED TRUST),
          DEFINED ASSET FUNDS

          NOTES TO FINANCIAL STATEMENTS

     1.   SIGNIFICANT ACCOUNTING POLICIES

          The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America.

           (A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities, except that value on April 18, 1997 was based upon offering side evaluations at April 16, 1997, the day prior to the Date of Deposit. Cost of securities at April 18, 1997 was also based on such offering side evaluations.

           (B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

           (C)      Interest income is recorded as earned.

     2.   DISTRIBUTIONS

          A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.

     3.   NET CAPITAL

          Cost of 2,819 units at Date of Deposit
          (net of initial sales charge)...............................                                  $ 2,826,459
          Transfer of capital to interest on Segregated Bonds (Note 5)                                       14,010
          Redemptions of units - net cost of 713 units redeemed
            less redemption amounts (principal).......................                                       (5,113)
          Principal distributions ....................................                                       (9,508)
          Deferred sales charge (Note 5) .............................                                     (148,369)
          Realized gain on securities sold or redeemed ...............                                       43,510
          Unrealized appreciation of investments......................                                       40,306
                                                                                                        -----------

          Net capital applicable to Holders ..........................                                  $ 2,761,295
                                                                                                        ===========

     4.   INCOME TAXES

          As of March 31, 2000, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $40,306, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $2,716,576 at March 31, 2000.


                                     D - 17.

          MUNICIPAL INVESTMENT TRUST FUND,
          MULTISTATE SERIES - 309 (FLORIDA INSURED TRUST),
          DEFINED ASSET FUNDS


          NOTES TO FINANCIAL STATEMENTS


     5.   DEFERRED SALES CHARGE

          $55,000 face amount of School Dist. of Alachua Cnty., FL, G.O. Rfdg. Bonds, Ser. 1994, have been segregated to fund the deferred sales charges. The sales charges are being paid for with the interest received and by periodic sales or maturity of these bonds, as well as principal proceeds received in conjunction with the disposition on the unsegregated bonds in the portfolio. A deferred sales charge of $3.75 per Unit is charged on a quarterly basis, and paid to the Sponsors periodically by the Trustee on behalf of the Holders, up to an aggregate of $45 per Unit over the first three years of the life of the Fund. Should a Holder redeem Units prior to the third anniversary of the Fund, the remaining balance of the deferred sales charge will be charged.

     6.   DEFERRED ORGANIZATION COSTS

          Deferred organization costs are being amortized over five years. Included in "Other liabilities" on the Statement of Condition is $1,444 payable to the Trustee for reimbursement of costs related to the organization of the Trust.


                                     D - 18.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 309 (FLORIDA INSURED TRUST),
     DEFINED ASSET FUNDS

     PORTFOLIO
     As of March 31, 2000

                                             Rating of                                            Optional
     Portfolio No. and Title of                Issues       Face                                 Redemption
            Securities                        (1)  (4)      Amount    Coupon      Maturities(3) Provisions(3)    Cost(2)   Value(2)
            ----------                       ---------  ----------- -----------   ------------  ------------  ----------  ---------

   1 School Dist. of Alachua Cnty., FL, G.O.    AAA     $    55,000     3.850 %      2000      None         $    53,780 $    54,952
     Rfdg. Bonds, Ser. 1994 (FSA Ins.) (6)

   2 The School Board of Dade County, FL,       AAA         190,000     5.500        2025(7)   05/01/06         182,144     197,138
     Certs. of Part., Ser. 1996 A (AMBAC                                                       @  101.000
     Ins.)

   3 Dade Cnty., FL, Professional Sports        AAA         500,000     5.250        2030      None             459,570     464,235
     Fran. Facs. Tax Rev. Bonds, Ser. 1995
     (MBIA Ins.)

   4 Hospital Bd. of Directors of Lee Cnty.,    AAA         330,000     5.875        2024      04/01/07         328,881     332,406
     FL, Hosp. Rev. Bonds (Lee Memorial                                                        @  102.000
     Health System), Ser. 1997 A (MBIA Ins.)

   5 Sarasota County, FL, Solid Waste System    AAA         400,000     5.500        2021      10/01/06         384,408     390,640
     Revenue Bonds, Ser. 1996 (AMBAC Ins.)                                                     @  102.000


   6 Volusia Cnty. Educl. Facs. Auth., FL,      AAA         360,000     5.500        2026      06/01/06         344,873     347,396
     Educl. Facs. Rev. Bonds (Stetson                                                          @  102.000
     University, Inc. Proj.), Ser. 1996 A
     (MBIA Ins.)

   7 City of Tampa, FL, Occupational License    AAA         500,000     5.500        2027      10/01/06         478,655     481,900
     Tax Bonds, Ser. 1996 B (Financial                                                         @  102.000
     Guaranty Ins.)

   8 City of Venice, FL, Hlth. Care Rev.        AAA         500,000     5.625        2026      08/15/06         484,265     488,215
     Bonds (Bon Secours Hlth. Sys. Proj.),                                                     @  102.000
     Ser. 1996 (MBIA Ins.)

                                                          ---------                                           ---------   ---------
     TOTAL                                              $ 2,835,000                                         $ 2,716,576 $ 2,756,882
                                                          =========                                           =========   =========

                     See Notes to Portfolios on page D - 32.


                                     D - 19.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 309 (NEW JERSEY INSURED TRUST),
     DEFINED ASSET FUNDS



     STATEMENT OF CONDITION
     As of March 31, 2000

     TRUST PROPERTY:
       Investment in marketable securities -
          at value (cost $ 2,026,474 )(Note 1).........                                                 $ 2,054,150
       Securities held for redemption -
          at value (cost $ 15,205)(Note 7).............                                                      15,000
       Accrued interest ...............................                                                      24,458
       Accrued interest on Segregated Bonds (Note 7) ..                                                         839
       Cash - income on Segregated Bonds ..............                                                       7,075
       Cash - principal ...............................                                                      22,344
       Deferred organization costs (Note 6) ...........                                                       1,342
                                                                                                        -----------
         Total trust property .........................                                                   2,125,208


     LESS LIABILITIES:
       Income advance from Trustee.....................                                 $    17,780
       Deferred sales charge (Note 5) .................                                       8,659
       Principal payments payable (Segregated Bonds) ..                                      17,678
       Accrued Sponsors' fees .........................                                         295
       Other liabilities (Note 6) .....................                                       1,342         45,754
                                                                                        -----------     -----------


     NET ASSETS, REPRESENTED BY:
       2,081 units of fractional undivided
          interest outstanding (Note 3)................                                   2,073,071


       Undistributed net investment income ............                                       6,383     $ 2,079,454
                                                                                        -----------     ===========

     UNIT VALUE ($ 2,079,454 / 2,081 units )...........                                                 $    999.26
                                                                                                        ===========

                       See Notes to Financial Statements.


                                     D - 20.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 309 (NEW JERSEY INSURED TRUST),
     DEFINED ASSET FUNDS



     STATEMENTS OF OPERATIONS

                                                                                                       April 18, 1997
                                                                                                             to
                                                                         Years Ended March 31,            March 31,
                                                                        2000              1999              1998
                                                                        ----              ----              ----

     INVESTMENT INCOME:
       Interest income ..............................               $   126,142       $   156,065       $   173,838
       Interest income on Segregated Bonds (Note 5)..                     2,811             4,883             6,457
       Trustee's fees and expenses ..................                    (5,001)           (4,541)           (6,393)
       Sponsors' fees ...............................                    (1,333)           (1,336)           (1,446)
                                                                    ------------------------------------------------
       Net investment income ........................                   122,619           155,071           172,456
                                                                    ------------------------------------------------


     REALIZED AND UNREALIZED GAIN (LOSS)
       ON INVESTMENTS:
       Realized gain on
         securities sold or redeemed ..........                          22,824            39,336             7,072
       Unrealized appreciation (depreciation)
         of investments .......................                        (176,816)           18,049           186,238
                                                                    ------------------------------------------------
       Net realized and unrealized
         gain (loss) on investments ...........                        (153,992)           57,385           193,310
                                                                    ------------------------------------------------


     NET INCREASE (DECREASE) IN NET ASSETS
       RESULTING FROM OPERATIONS ..............                     $   (31,373)      $   212,456       $   365,766
                                                                    ================================================

                       See Notes to Financial Statements.


                                     D - 21.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 309 (NEW JERSEY INSURED TRUST),
     DEFINED ASSET FUNDS


     STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                       April 18, 1997
                                                                                                             to
                                                                         Years Ended March 31,            March 31,
                                                                        2000              1999              1998
                                                                        ----              ----              ----

     OPERATIONS:
       Net investment income ..................                     $   122,619       $   155,071       $   172,456
       Realized gain on
         securities sold or redeemed ..........                          22,824            39,336             7,072
       Unrealized appreciation (depreciation)
         of investments .......................                        (176,816)           18,049           186,238
                                                                    ------------------------------------------------
       Net increase (decrease) in net assets
         resulting from operations ............                         (31,373)          212,456           365,766
                                                                    ------------------------------------------------
     DISTRIBUTIONS TO HOLDERS (Note 2):
       Income  ................................                        (121,051)         (150,404)         (155,818)
   0}  Principal ..............................                          (7,769)
                                                                    ------------------------------------------------
       Total distributions ....................                        (128,820)         (150,404)         (155,818)
                                                                    ------------------------------------------------
     SHARE TRANSACTIONS:
       Deferred sales charge (Note 5):
         Income ...............................                                            (6,237)           (6,457)
         Principal ............................                         (39,765)          (52,574)          (34,808)

       Redemption amounts:
         Income ...............................                            (426)           (1,531)             (382)
         Principal ............................                        (465,850)         (643,203)         (134,724)
                                                                    ------------------------------------------------
       Total share transactions ...............                        (506,041)         (703,545)         (176,371)
                                                                    ------------------------------------------------

     NET INCREASE (DECREASE) IN NET ASSETS ....                        (660,234)         (641,493)           33,577

     NET ASSETS AT BEGINNING OF PERIOD ........                       2,745,688         3,387,181         3,353,604
                                                                    -------------------------------------------------
     NET ASSETS AT END OF PERIOD ..............                     $ 2,079,454       $ 2,745,688       $ 3,387,181
                                                                    ================================================
     PER UNIT:
       Income distributions during
         period ...............................                     $     52.87       $     53.63       $     47.84
                                                                    ================================================
       Principal distributions during
         period ...............................                     $      3.49
                                                                    ===========
       Net asset value at end of
         period ...............................                     $    999.26       $  1,082.26       $  1,074.61
                                                                    ================================================
     TRUST UNITS:
       Redeemed during period .................                             456               615               129
       Outstanding at end of period ...........                           2,081             2,537             3,152
                                                                    ================================================

                       See Notes to Financial Statements.


                                     D - 22.

          MUNICIPAL INVESTMENT TRUST FUND,
          MULTISTATE SERIES - 309 (NEW JERSEY INSURED TRUST),
          DEFINED ASSET FUNDS

          NOTES TO FINANCIAL STATEMENTS

     1.   SIGNIFICANT ACCOUNTING POLICIES

          The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America.

           (A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities, except that value on April 18, 1997 was based upon offering side evaluations at April 16, 1997, the day prior to the Date of Deposit. Cost of securities at April 18, 1997 was also based on such offering side evaluations.

           (B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

           (C)      Interest income is recorded as earned.

     2.   DISTRIBUTIONS

          A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.

     3.   NET CAPITAL

          Cost of 2,081 units at Date of Deposit
          (net of initial sales charge)...............................                                  $ 2,127,049
          Transfer to capital of interest on Segregated Bonds (Note 5)                                       14,151
          Redemptions of units - net cost of 1,200 units redeemed
            less redemption amounts (principal).......................                                      (17,222)
          Principal distributions ....................................                                       (7,769)
          Deferred sales charge (Note 5) .............................                                     (139,841)
          Realized gain on securities sold or redeemed ...............                                       69,232
          Net unrealized appreciation of investments..................                                       27,471
                                                                                                        -----------

          Net capital applicable to Holders ..........................                                  $ 2,073,071
                                                                                                        ===========

     4.   INCOME TAXES

          As of March 31, 2000, net unrealized appreciation of investments including, securities held for redemption, based on cost for Federal income tax purposes, aggregated $27,471, of which $465 related to depreciated securities and $27,936 related to appreciated securities. The cost of investment securities for Federal income tax purposes was $2,041,679 at March 31, 2000.


                                     D - 23.

          MUNICIPAL INVESTMENT TRUST FUND,
          MULTISTATE SERIES - 309 (NEW JERSEY INSURED TRUST),
          DEFINED ASSET FUNDS


          NOTES TO FINANCIAL STATEMENTS


     5.   DEFERRED SALES CHARGE

          $35,000 face amount of The Board of Educ. of the Township of Piscataway, (Middlesex Cnty., NJ), Certs. of Part., Ser. 1993, have been segregated to fund the deferred sales charges. The sales charges are being paid for with the interest received and by periodic sales or maturity of these bonds, as well as principal proceeds received in conjunction with the disposition on the unsegregated bonds in the portfolio. A deferred sales charge of $3.75 per Unit is charged on a quarterly basis, and paid to the Sponsors periodically by the Trustee on behalf of the Holders, up to an aggregate of $45 per Unit over the first three years of the life of the Fund. Should a Holder redeem Units prior to the third anniversary of the Fund, the remaining balance of the deferred sales charge will be charged.

     6.   DEFERRED ORGANIZATION COSTS

          Deferred organization costs are being amortized over five years. Included in "Other liabilities" on Statement of Condition is $1,342 payable to the Trustee for reimbursement of costs related to the organization of the Trust.

     7.   SECURITIES CALLED FOR REDEMPTION

          $15,000 face anount of Township of Dover (Ocean Cnty., NJ), Gen. Imp. Bonds, Ser. 1997, were redeemed on April 1, 2000. Such securities are valued at the amount of proceeds subsequently received.


                                     D - 24.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 309 (NEW JERSEY INSURED TRUST),
     DEFINED ASSET FUNDS

     PORTFOLIO
     As of March 31, 2000

                                             Rating of                                            Optional
     Portfolio No. and Title of                Issues       Face                                 Redemption
            Securities                        (1)  (4)      Amount    Coupon      Maturities(3) Provisions(3)    Cost(2)   Value(2)
            ----------                       ---------  ----------- -----------   ------------  ------------  ----------  ---------

   1 New Jersey Educl. Facs. Auth., Rev.        AAA     $   325,000     5.250 %      2021      12/01/05     $   303,713 $   306,137
     Bonds, Univ. of Medicine and Dentistry                                                    @  101.000
     of New Jersey Issue, Ser. 1995 B (AMBAC
     Ins.)

   2 New Jersey Hlth. Care Fac. Fin. Auth.,     AAA         430,000     6.000        2026      07/01/06         431,694     438,918
     Rev. Bonds, St. Joseph's Hosp. and Med.                                                   @  102.000
     Ctr. Obligated Grp. Issue, Ser. 1996 A
     (Connie Lee Ins.)

   3 Gloucester Cnty. Util. Auth., NJ, Swr.     AAA         170,000     5.450        2024      01/01/06         163,066     163,421
     Rev. Rfdg. Bonds, Ser. 1996 (MBIA Ins.)                                                   @  101.000

   4 The Board of Educ. of the Township of      AAA          35,000     4.500        2000      None              34,896      35,029
     Piscataway (Middlesex Cnty., NJ),
     Certs. of Part., Ser. 1993 (FSA Ins.)
     (6)

   5 The Board of Educ. of the Township of      AAA         500,000     5.850        2026      08/01/07         501,865     502,910
     Middletown (Monmouth Cnty., NJ), Sch.                                                     @  100.000
     Bonds (MBIA Ins.)


   6 The Board of Educ. of the Township of      AAA         350,000     5.800        2022(7)   09/01/06         350,000     366,755
     Sparta (Sussex Cnty., NJ), Sch. Bonds                                                     @  100.000
     (MBIA Ins.)


   7 Delaware River Port Auth., NJ, Rev.        AAA         250,000     5.500        2026      01/01/06         241,240     240,980
     Bonds, Ser. 1995 (Financial Guaranty                                                      @  102.000
     Ins.)


                                                          ---------                                           ---------   ---------
     TOTAL                                              $ 2,060,000                                         $ 2,026,474 $ 2,054,150
                                                          =========                                           =========   =========

                     See Notes to Portfolios on page D - 32.


                                     D - 25.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 309  (NEW YORK TRUST),
     DEFINED ASSET FUNDS



     STATEMENT OF CONDITION
     As of March 31, 2000

     TRUST PROPERTY:
       Investment in marketable securities -
          at value (cost $ 2,334,032 )(Note 1).........                                                 $ 2,362,762
       Accrued interest ...............................                                                      40,087
       Accrued interest on Segregated Bonds (Note 5) ..                                                         709
       Cash - income on Segregated Bonds ..............                                                       8,585
       Cash - principal ...............................                                                      27,066
       Deferred organization costs (Note 6) ...........                                                       1,445
                                                                                                        -----------
         Total trust property .........................                                                   2,440,654


     LESS LIABILITIES:
       Income advance from Trustee.....................                                 $    31,959
       Deferred sales charge (Note 5) .................                                      29,327
       Principal payments payable (Segregated Bonds) ..                                       3,389
       Accrued Sponsors' fees .........................                                         438
       Other Liabilities (Note 6) .....................                                       1,445         66,558
                                                                                        -----------     -----------


     NET ASSETS, REPRESENTED BY:
       2,461 units of fractional undivided
          interest outstanding (Note 3)................                                   2,366,406

       Undistributed net investment income ............                                       7,690     $ 2,374,096
                                                                                        -----------     ===========

     UNIT VALUE ($ 2,374,096 / 2,461 units )...........                                                 $    964.69
                                                                                                     ==============

                       See Notes to Financial Statements.


                                     D - 26.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 309  (NEW YORK TRUST),
     DEFINED ASSET FUNDS



     STATEMENTS OF OPERATIONS

                                                                                                       April 18, 1997
                                                                                                             to
                                                                         Years Ended March 31,            March 31,
                                                                        2000              1999              1998
                                                                        ----              ----              ----

     INVESTMENT INCOME:
       Interest income ..............................               $   180,234       $   193,122       $   188,147
       Interest income on Segregated Bonds (Note 5)..                     3,397             5,620             6,964
       Trustee's fees and expenses ..................                    (5,873)           (4,997)           (6,996)
       Sponsors' fees ...............................                    (1,698)           (1,527)           (1,558)
                                                                    ------------------------------------------------
       Net investment income ........................                   176,060           192,218           186,557
                                                                    ------------------------------------------------


     REALIZED AND UNREALIZED GAIN (LOSS)
       ON INVESTMENTS:
       Realized gain (loss) on
         securities sold or redeemed ..........                         (19,920)            3,682             1,321
       Unrealized appreciation (depreciation)
         of investments .......................                        (304,289)           53,550           279,469
                                                                    ------------------------------------------------
       Net realized and unrealized
         gain (loss) on investments ...........                        (324,209)           57,232           280,790
                                                                    ------------------------------------------------


     NET INCREASE (DECREASE) IN NET ASSETS
       RESULTING FROM OPERATIONS ..............                     $  (148,149)      $   249,450       $   467,347
                                                                    ================================================

                       See Notes to Financial Statements.


                                     D - 27.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 309 (NEW YORK TRUST),
     DEFINED ASSET FUNDS


     STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                       April 18, 1997
                                                                                                             to
                                                                         Years Ended March 31,            March 31,
                                                                        2000              1999              1998
                                                                        ----              ----              ----

     OPERATIONS:
       Net investment income ..................                     $   176,060       $   192,218       $   186,557
       Realized gain (loss) on
         securities sold or redeemed ..........                         (19,920)            3,682             1,321
       Unrealized appreciation (depreciation)
         of investments .......................                        (304,289)           53,550           279,469
                                                                    ------------------------------------------------
       Net increase (decrease) in net assets
         resulting from operations ............                        (148,149)          249,450           467,347
                                                                    ------------------------------------------------
     INCOME DISTRIBUTIONS TO
       HOLDERS (Note 2)........................                       (175,039)         (186,430)         (168,678)
                                                                    ------------------------------------------------
     SHARE TRANSACTIONS:
       Deferred sales charge (Note 5):
         Income ...............................                            (518)           (6,169)           (6,964)
         Principal ............................                         (54,847)          (46,923)          (34,380)

       Redemption amounts:
         Income ...............................                            (917)              (37)              (63)
         Principal ............................                        (915,305)          (43,750)          (48,170)
                                                                    ------------------------------------------------
       Total share transactions ...............                        (971,587)          (96,879)          (89,577)
                                                                    ------------------------------------------------

     NET INCREASE (DECREASE) IN NET ASSETS ....                      (1,294,775)          (33,859)          209,092

     NET ASSETS AT BEGINNING OF PERIOD ........                       3,668,871         3,702,730         3,493,638
                                                                    ------------------------------------------------
     NET ASSETS AT END OF PERIOD ..............                     $ 2,374,096       $ 3,668,871       $ 3,702,730
                                                                    ================================================
     PER UNIT:
       Income distributions during
         period ...............................                     $     53.20       $     53.68       $     47.73
                                                                    ================================================
       Net asset value at end of
         period ...............................                     $    964.69       $  1,064.98       $  1,061.87
                                                                    ================================================
     TRUST UNITS:
       Redeemed during period .................                             984                42                47
       Outstanding at end of period ...........                           2,461             3,445             3,487
                                                                    ================================================

                       See Notes to Financial Statements.


                                     D - 28.

          MUNICIPAL INVESTMENT TRUST FUND,
          MULTISTATE SERIES - 309  (NEW YORK TRUST),
          DEFINED ASSET FUNDS

          NOTES TO FINANCIAL STATEMENTS

     1.   SIGNIFICANT ACCOUNTING POLICIES

          The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America.

           (A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities, except that value on April 18, 1997 was based upon offering side evaluations at April 16, 1997, the day prior to the Date of Deposit. Cost of securities at April 18, 1997 was also based on such offering side evaluations.

           (B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

           (C)      Interest income is recorded as earned.

     2.   DISTRIBUTIONS

          A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.

     3.   NET CAPITAL

          Cost of 2,461 units at Date of Deposit .....................                                  $ 2,432,893
          Transfer of capital to interest on Segregated Bonds (Note 5)                                       15,981
          Redemptions of units - net cost of 1,073 units redeemed
            less redemption amounts (principal).......................                                       53,520
          Deferred sales charge (Note 5) .............................                                     (149,801)
          Realized loss on securities sold or redeemed ...............                                      (14,917)
          Net unrealized appreciation of investments..................                                       28,730
                                                                                                        -----------

          Net capital applicable to Holders ..........................                                  $ 2,366,406
                                                                                                        ===========

     4.   INCOME TAXES

          As of March 31, 2000, net unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $28,730, of which $1,895 related to depreciated securities and $30,625 related to appreciated securities. The cost of investment securities for Federal income tax purposes was $2,334,032 at March 31, 2000.


                                     D - 29.

          MUNICIPAL INVESTMENT TRUST FUND,
          MULTISTATE SERIES - 309  (NEW YORK TRUST),
          DEFINED ASSET FUNDS


          NOTES TO FINANCIAL STATEMENTS


     5.   DEFERRED SALES CHARGE

          $25,000 face amount of the Dormitory Auth. of the State of New York, Ithaca College, Ins. Rev. Bonds, Ser. 1997 and $30,000 face of the Commonwealth of Puerto Rico, G.O. Pub. Imp. Rfdg. Bonds, Ser. 1992, have been segregated to fund the deferred sales charges. The sales charges are being paid for with the interest received and by periodic sales or maturity of these bonds, as well as principal proceeds received in conjunction with the disposition on the unsegregated bonds in the portfolio. A deferred sales charge of $3.75 per Unit is charged on a quarterly basis and paid to the Sponsors periodically by the Trustee on behalf of the Holders, up to an aggregate of $45 per Unit over the first three years of the life of the Fund. Should a Holder redeem Units prior to the third anniversary of the Fund, the remaining balance of the deferred sales charge will be charged.

     6.   DEFERRED ORGANIZATION COSTS

          Deferred organization costs are being amortized over five years. Included in "Other liabilities" on the Statement of Condition is $1,445 payable to the Trustee for reimbursement of costs related to the organization of the Trust.


                                     D - 30.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 309  (NEW YORK TRUST),
     DEFINED ASSET FUNDS

     PORTFOLIO
     As of March 31, 2000

                                               Rating                                             Optional
     Portfolio No. and Title of                  of         Face                                 Redemption
            Securities                       Issues(1)      Amount    Coupon      Maturities(3) Provisions(3)    Cost(2)   Value(2)
            ----------                       ---------  ----------- -----------   ------------  ------------  ----------  ---------

   1 Dormitory Auth. of the State of New        BBB+    $   500,000     5.500 %      2021      07/01/07     $   420,648 $   429,397
     York, Dept. of Hlth., Rev. Bonds                                                          @  102.000
     (Veterans Home Issue), Ser. 1996

   2 Dormitory Auth. of the State of New        A-          500,000     5.375        2026      02/15/06         454,175     453,090
     York, Mental Hlth. Svcs. Fac. Imp. Rev.                                                   @  102.000
     Bonds, Ser. 1996 B

   3 Dormitory Auth. of the State of New        A-          500,000     5.500        2026      05/15/06         462,545     467,190
     York, State Univ. Educl. Facs., Rev.                                                      @  102.000
     Bonds, Ser. 1996

   4 Dormitory Auth. of the State of New        BBB          90,000     6.000        2022      07/01/07          89,411      90,498
     York, Upstate Cmnty. Colls., Rev.                                                         @  102.000
     Bonds, Ser. 1997

   5 New York State Urban Dev. Corp., Corr.     BBB+        500,000     5.250        2021      01/01/04         444,180     457,995
     Cap. Facs. Rev. Bonds, Rfdg. Ser. 1993                                                    @  102.000
     A

   6 State of New York Mtge. Agy., Homeowner    Aa2(m)      410,000     5.900        2027      04/01/07         407,118     409,447
     Mtge. Rev. Bonds                                                                          @  102.000

   7 Dormitory Auth. of the State of New        AAA          25,000     4.750        2000      None              25,295      25,042
     York, Ithaca College, Ins. Rev. Bonds,
     Ser. 1997 (AMBAC Ins.) (5) (6)

   8 Commonwealth of Puerto Rico, G.O. Pub      A            30,000     5.500        2000      None              30,660      30,103
     Imp. Rfdg. Bonds, Ser. 1997 (6)

                                                          ---------                                           ---------   ---------
     TOTAL                                              $ 2,510,000                                         $ 2,334,032 $ 2,362,762
                                                          =========                                           =========   =========

                     See Notes to Portfolios on page D - 32.


                                     D - 31.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 309 (CALIFORNIA INSURED, CONNECTICUT,
     FLORIDA INSURED, NEW JERSEY INSURED AND NEW YORK TRUSTS),
     DEFINED ASSET FUNDS

     NOTES TO PORTFOLIOS
     As of March 31, 2000

    (1) The ratings of the bonds are by Standard & Poor's Ratings Group, or by Moody's Investors Service, Inc. if followed by "(m)", or by Fitch Investors Service, Inc. if followed by "(f)"; "NR" indicates that this bond is not currently rated by any of the above-mentioned rating services. These ratings have been furnished by the Evaluator but not confirmed with the rating agencies.

    (2)   See Notes to Financial Statements.

    (3) Optional redemption provisions, which may be exercised in whole or in part, are initially at prices of par plus a premium, then subsequently at prices declining to par. Certain securities may provide for redemption at par prior or in addition to any optional or mandatory redemption dates or maturity, for example, through the operation of a maintenance and replacement fund, if proceeds are not able to be used as contemplated, the project is condemned or sold or the project is destroyed and insurance proceeds are used to redeem the securities. Many of the securities are also subject to mandatory sinking fund redemption commencing on dates which may be prior to the date on which securities may be optionally redeemed. Sinking fund redemptions are at par and redeem only part of the issue. Some of the securities have mandatory sinking funds which contain optional provisions permitting the issuer to increase the principal amount of securities called on a mandatory redemption date. The sinking fund redemptions with optional provisions may, and optional refunding redemptions generally will, occur at times when the redeemed securities have an offering side evaluation which represents a premium over par. To the extent that the securities were acquired at a price higher than the redemption price, this will represent a loss of capital when compared with the Public Offering Price of the Units when acquired. Distributions will generally be reduced by the amount of the income which would otherwise have been paid with respect to redeemed securities and there will be distributed to Holders any principal amount and premium received on such redemption after satisfying any redemption requests for Units received by the Fund. The estimated current return may be affected by redemptions.

    (4) Insured by AAA-rated insurance companies that guarantee timely payments of principal and interest on the bonds (but not Fund units or the market value of the bonds before they mature).

    (5)   Insured by the indicated municipal bond insurance company.

    (6) These bonds have been segregated to fund the deferred sales charges.

    (7) Bonds with an aggregate face amount of $380,000 of the California Insured Trust, $190,000 face amount of the Florida Insured Trust and $350,000 of the New Jersey Insured Trust, have been pre-refunded and are expected to be called for redemption on the optional redemption provision dates shown.


                                     D - 32.

DEFINED ASSET FUNDS--REGISTERED TRADEMARK--

HAVE QUESTIONS ?                         MUNICIPAL INVESTMENT TRUST FUND
Request the most                         MULTISTATE SERIES--309
recent free Information                  (A Unit Investment Trust)
Supplement that gives more               ---------------------------------------
details about the Fund,                  This Prospectus does not contain
by calling:                              complete information about the
The Chase Manhattan Bank                 investment company filed with the
1-800-323-1508                           Securities and Exchange Commission in
                                         Washington, D.C. under the:
                                         - Securities Act of 1933 (file no.
                                         333-22241) and
                                         - Investment Company Act of 1940 (file
                                         no. 811-1777).
                                         TO OBTAIN COPIES AT PRESCRIBED RATES--
                                         WRITE: Public Reference Section of the
                                         Commission
                                         450 Fifth Street, N.W., Washington,
                                         D.C. 20549-6009
                                         CALL: 1-800-SEC-0330.
                                         VISIT: http://www.sec.gov.
                                         ---------------------------------------
                                         No person is authorized to give any
                                         information or representations about
                                         this Fund not contained in this
                                         Prospectus or the Information
                                         Supplement, and you should not rely on
                                         any other information.
                                         ---------------------------------------
                                         When units of this Fund are no longer
                                         available, this Prospectus may be used
                                         as a preliminary prospectus for a
                                         future series, but some of the
                                         information in this Prospectus will be
                                         changed for that series.
                                         UNITS OF ANY FUTURE SERIES MAY NOT BE
                                         SOLD NOR MAY OFFERS TO BUY BE ACCEPTED
                                         UNTIL THAT SERIES HAS BECOME EFFECTIVE
                                         WITH THE SECURITIES AND EXCHANGE
                                         COMMISSION. NO UNITS CAN BE SOLD IN ANY
                                         STATE WHERE A SALE WOULD BE ILLEGAL.
                                                                     11547--6/00

                        MUNICIPAL INVESTMENT TRUST FUND
                               MULTISTATE SERIES
                              DEFINED ASSET FUNDS
                       CONTENTS OF REGISTRATION STATEMENT

    This Post-Effective Amendment to the Registration Statement on Form S-6 comprises the following papers and documents:

    The facing sheet of Form S-6.

    The cross-reference sheet (incorporated by reference to the Cross-Reference Sheet to the Registration Statement of Defined Asset Funds Municipal Insured Series, 1933 Act File No. 33-54565).

    The Prospectus.

    The Signatures.

The following exhibits:

    1.1.1 -- Form of Standard Terms and Conditions of Trust Effective as of October 21, 1993 (incorporated by reference to Exhibit 1.1.1 to the Registration Statement of Municipal Investment Trust Fund, Multistate Series--48, 1933 Act File No. 33-50247).

    1.11.1-- Merrill Lynch Code of Ethics (incorporated by reference to Exhibit
            1.11.1 to the Post Effective Amendment No. 8 to the Registration Statement of Municipal Investment Trust Fund, Insured Series 186, 1933 Act File No. 33-49159).

    1.11.2-- Municipal Investment Trust Fund Code of Ethics (incorporated by reference to Exhibit 1.11.2 to the Post Effective Amendment No. 8 to the Registration Statement of Municipal Investment Trust Fund, Insured Series 186, 1933 Act File No. 33-49159).

    4.1  --Consent of the Evaluator.

    5.1  --Consent of independent accountants.

    9.1 -- Information Supplement (incorporated by reference to Post-Effective Amendment No. 1 to Exhibit 9.1 to the Registration Statement of Municipal Investment Trust Fund, Multistate Series--409, 1933 Act File No. 333-81777).

                        MUNICIPAL INVESTMENT TRUST FUND
                             MULTISTATE SERIES--309
                              DEFINED ASSET FUNDS

                                   SIGNATURES

    PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THE REGISTRANT, MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES--309, DEFINED ASSET FUNDS, CERTIFIES THAT IT MEETS ALL OF THE REQUIREMENTS FOR EFFECTIVENESS OF THIS REGISTRATION STATEMENT PURSUANT TO RULE 485(B) UNDER THE SECURITIES ACT OF 1933 AND HAS DULY CAUSED THIS REGISTRATION STATEMENT OR AMENDMENT TO THE REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED THEREUNTO DULY AUTHORIZED IN THE CITY OF NEW YORK AND STATE OF NEW YORK ON THE 7TH DAY OF JUNE, 2000.

             SIGNATURES APPEAR ON PAGES R-3, R-4, R-5, R-6 AND R-7.

    A majority of the members of the Board of Directors of Merrill Lynch, Pierce, Fenner & Smith Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

    A majority of the members of the Board of Directors of Salomon Smith Barney Inc. has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

    A majority of the members of the Board of Directors of Prudential Securities Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

    A majority of the members of the Executive Committee of the Board of Directors of PaineWebber Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

    A majority of the members of the Board of Directors of Dean Witter Reynolds Inc. has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                                   DEPOSITOR

By the following persons, who constitute  Powers of Attorney have been filed
  a majority of                             under
  the Board of Directors of Merrill         Form SE and the following 1933 Act
  Lynch, Pierce,                            File
  Fenner & Smith Incorporated:              Number: 333-70593

     GEORGE A. SCHIEREN
     JOHN L. STEFFENS

     By JAY M. FIFE
       (As authorized signatory for Merrill Lynch, Pierce,
       Fenner & Smith Incorporated and
       Attorney-in-fact for the persons listed above)

                           SALOMON SMITH BARNEY INC.
                                   DEPOSITOR

By the following persons, who constitute a majority of        Powers of Attorney
  the Board of Directors of Salomon Smith Barney Inc.:          have been filed
                                                                under the 1933 Act
                                                                File Numbers:
                                                                333-63417 and
                                                                333-63033

     MICHAEL A. CARPENTER
     DERYCK C. MAUGHAN

     By GINA LEMON
       (As authorized signatory for
       Salomon Smith Barney Inc. and
       Attorney-in-fact for the persons listed above)

                       PRUDENTIAL SECURITIES INCORPORATED
                                   DEPOSITOR

By the following persons, who constitute a majority of                  Powers of Attorney
  the Board of Directors of Prudential Securities                         have been filed
  Incorporated:                                                           under Form SE and
                                                                          the following 1933
                                                                          Act File Numbers:
                                                                          33-41631 and
                                                                          333-15919

     ROBERT C. GOLDEN
     ALAN D. HOGAN
     A. LAURENCE NORTON, JR.
     LELAND B. PATON
     VINCENT T. PICA II
     MARTIN PFINSGRAFF
     HARDWICK SIMMONS
     LEE B. SPENCER, JR.
     BRIAN M. STORMS

     By RICHARD R. HOFFMANN
       (As authorized signatory for Prudential Securities
       Incorporated and Attorney-in-fact for the persons listed above)

                            PAINEWEBBER INCORPORATED
                                   DEPOSITOR

By the following persons, who constitute  Powers of Attorney have been filed
  the Board of Directors of PaineWebber     under
  Incorporated:                             the following 1933 Act File
                                            Number: 33-55073

     MARGO N. ALEXANDER
     TERRY L. ATKINSON
     BRIAN M. BAREFOOT
     STEVEN P. BAUM
     MICHAEL CULP
     REGINA A. DOLAN
     JOSEPH J. GRANO, JR.
     EDWARD M. KERSCHNER
     JAMES P. MacGILVRAY
     DONALD B. MARRON
     ROBERT H. SILVER
     MARK B. SUTTON
     By ROBERT E. HOLLEY
       (As authorized signatory for
       PaineWebber Incorporated
       and Attorney-in-fact for the persons listed above)

                           DEAN WITTER REYNOLDS INC.
                                   DEPOSITOR

By the following persons, who constitute  Powers of Attorney have been filed
  a majority of                             under Form SE and the following 1933
  the Board of Directors of Dean Witter     Act File Numbers: 33-17085,
  Reynolds Inc.:                            333-13039, 333-47553 and 333-89045

     BRUCE F. ALONSO
     RICHARD M. DeMARTINI
     RAYMOND J. DROP
     JAMES F. HIGGINS
     JOHN J. MACK
     MITCHELL M. MERIN
     STEPHEN R. MILLER
     PHILIP J. PURCELL
     JOHN H. SCHAEFER
     THOMAS C. SCHNEIDER
     ALAN A. SCHRODER
     ROBERT G. SCOTT
     By MICHAEL D. BROWNE
       (As authorized signatory for
       Dean Witter Reynolds Inc.
       and Attorney-in-fact for the persons listed above)